UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3855

Fidelity Advisor Series VIII
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2006

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Advisor Diversified
International Fund
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2006

1.813040.101

ADIF-QTLY-0306

Investments January 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.0%
	Shares	Value (000s)
Australia - 0.3%
CSL Ltd.	1,142,744	$ 37,692
Brazil - 0.3%
Banco Nossa Caixa SA	237,700	5,706
Uniao de Bancos Brasileiros SA (Unibanco) GDR	229,932	19,365
Usinas Siderurgicas de Minas Gerais SA (Usiminas) (PN-A)	198,500	6,451
TOTAL BRAZIL		31,522
Canada - 2.4%
ACE Aviation Holdings, Inc. Class A (a)	868,300	27,140
Canadian Natural Resources Ltd.	896,400	55,565
Canadian Western Bank, Edmonton	685,300	22,413
EnCana Corp.	590,548	29,425
ITF Optical Technologies, Inc. Series A (g)	1,792	0
Jean Coutu Group, Inc. Class A (e)	100	1
OZ Optics Ltd. unit (a)(g)	5,400	80
Precision Drilling Trust (d)	1,162,000	38,769
Talisman Energy, Inc.	1,253,700	76,282
Teck Cominco Ltd. Class B (sub. vtg.)	310,400	20,023
TOTAL CANADA		269,698
Cayman Islands - 0.5%
Foxconn International Holdings Ltd.	26,417,000	46,073
Suntech Power Holdings Co. Ltd. sponsored ADR	213,400	9,067
The9 Ltd. sponsored ADR (a)(d)	245,900	4,896
TOTAL CAYMAN ISLANDS		60,036
Denmark - 0.7%
Coloplast AS Series B	496,950	32,608
Danske Bank AS	1,464,975	51,462
TOTAL DENMARK		84,070
Finland - 1.8%
Elisa Corp. (A Shares) (d)	1,537,000	30,316
Fortum Oyj	2,751,400	61,492
Metso Corp.	1,480,100	48,477
Neste Oil Oyj	874,600	28,273
Nokia Corp. sponsored ADR	2,167,800	39,844
TOTAL FINLAND		208,402
France - 12.7%
Accor SA	1,501,828	90,036
AXA SA	958,600	32,468
Common Stocks - continued
	Shares	Value (000s)
France - continued
AXA SA sponsored ADR	3,550,300	$ 120,249
BNP Paribas SA	1,276,946	113,907
CNP Assurances	439,993	38,233
Compagnie Generale de Geophysique SA sponsored ADR	2,031,000	52,806
Eiffage SA	268,005	27,652
Financiere Marc de Lacharriere SA (Fimalac)	155,779	11,482
L'Air Liquide SA	206,700	42,503
Lagardere S.C.A. (Reg.)	908,882	72,459
Neopost SA	274,629	27,618
Nexity	718,766	41,544
NRJ Group	1,202,020	28,340
Orpea (a)	187,100	10,516
Sanofi-Aventis sponsored ADR	2,561,300	117,820
Societe des Autoroutes du Nord et de l'Est de la France	464,600	32,607
Societe Generale Series A	843,900	111,482
Suez SA (France)	781,169	28,898
Television Francaise 1 SA	1,168,300	37,029
Total SA:
Series B	109,670	30,341
sponsored ADR	1,528,400	211,424
Vinci SA	661,106	61,503
Vivendi Universal SA sponsored ADR	3,266,600	102,277
TOTAL FRANCE		1,443,194
Germany - 12.9%
Aareal Bank AG (a)	445,252	18,901
Allianz AG sponsored ADR	10,848,370	175,201
Axel Springer Verlag	18,960	2,477
Bayer AG	970,100	40,560
Bayer AG sponsored ADR	1,364,800	57,062
Bilfinger Berger AG	1,193,600	62,651
DaimlerChrysler AG	1,102,200	63,178
Deutsche Post AG	1,937,700	54,610
Deutsche Postbank AG (d)	465,300	31,039
E.ON AG sponsored ADR	2,909,600	108,615
GFK AG	398,426	16,458
Heidelberger Druckmaschinen AG	1,971,900	87,231
Hochtief AG	1,841,211	96,710
Hypo Real Estate Holding AG	1,175,040	76,685
Interhyp AG	119,687	12,397
IWKA AG	1,261,123	33,197
KarstadtQuelle AG (a)(d)	1,723,000	37,063
Common Stocks - continued
	Shares	Value (000s)
Germany - continued
MAN AG	474,143	$ 27,250
Merck KGaA	105,500	11,002
MTU Aero Engines Holding AG	925,851	31,674
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	746,800	101,405
Pfleiderer AG (a)	270,400	6,263
Q-Cells AG	513,500	52,795
RWE AG	379,761	31,301
SAP AG sponsored ADR	332,600	17,086
SGL Carbon AG (a)	2,220,946	40,487
Siemens AG sponsored ADR	561,500	51,433
SolarWorld AG	342,606	71,761
TUI AG (d)	975,500	20,711
United Internet AG	539,900	24,284
TOTAL GERMANY		1,461,487
Greece - 0.4%
Greek Organization of Football Prognostics SA	1,218,660	45,823
Hong Kong - 1.3%
Cheung Kong Holdings Ltd.	2,637,000	27,846
Esprit Holdings Ltd.	2,855,000	24,426
Hutchison Whampoa Ltd.	3,910,000	39,304
Regal Hotel International Holdings Ltd.	44,912,000	3,475
Wharf Holdings Ltd.	13,880,000	52,641
TOTAL HONG KONG		147,692
Ireland - 0.3%
C&C Group PLC	4,051,968	27,675
Israel - 0.8%
Bank Hapoalim BM (Reg.)	6,616,600	30,392
Bank Leumi le-Israel BM	10,753,200	40,377
Teva Pharmaceutical Industries Ltd. sponsored ADR	565,700	24,116
TOTAL ISRAEL		94,885
Italy - 2.7%
Banca Intesa Spa	10,887,854	61,965
Banche Popolari Unite S.c.a.r.l.	1,694,400	39,728
Banco Popolare di Verona e Novara	933,366	21,439
Davide Campari-Milano Spa	1,823,000	14,279
ENI Spa sponsored ADR	673,000	40,817
FASTWEB Spa (a)	563,500	27,304
Lottomatica Spa New (d)	486,700	19,448
Common Stocks - continued
	Shares	Value (000s)
Italy - continued
Mediobanca Spa	1,112,700	$ 21,333
Unicredito Italiano Spa	8,816,600	62,950
TOTAL ITALY		309,263
Japan - 24.1%
Ajinomoto Co., Inc.	1,988,000	20,637
Aoyama Trading Co. Ltd.	1,193,900	39,583
Asahi Breweries Ltd.	2,195,900	27,549
Astellas Pharma, Inc.	871,500	36,025
Bank of Nagoya Ltd.	2,275,000	17,509
Canon Fintech, Inc.	17,100	372
Canon, Inc. sponsored ADR	1,492,300	89,866
Credit Saison Co. Ltd.	1,623,800	72,796
Daiei, Inc. (a)	398,050	12,349
Daihatsu Motor Co. Ltd.	3,237,000	36,693
Daiwa Securities Group, Inc.	7,352,000	86,284
E*TRADE Securities Co. Ltd. (d)	12,327	34,776
East Japan Railway Co.	6,136	42,622
Fujitsu Ltd.	6,159,000	54,278
Hokuhoku Financial Group, Inc.	6,918,000	32,724
Isetan Co. Ltd.	1,172,800	25,639
JAFCO Co. Ltd.	400,600	32,709
JSR Corp.	1,591,600	47,342
Juroku Bank Ltd.	3,192,000	23,832
Kansai Paint Co. Ltd. Osaka	1,151,000	10,644
Kawasaki Kisen Kaisha Ltd. (d)	6,139,000	39,451
Kayaba Industry Co. Ltd. (d)	2,575,000	9,218
Kirin Brewery Co. Ltd.	1,755,000	21,898
Konica Minolta Holdings, Inc. (a)	3,684,500	41,295
Marui Co. Ltd.	1,004,700	18,453
Matsushita Electric Industrial Co. Ltd.	2,723,000	59,280
Millea Holdings, Inc.	1,767	33,912
Mitsubishi Estate Co. Ltd.	2,655,000	61,663
Mitsubishi UFJ Securities Co. Ltd.	647,000	8,950
Mitsui Fudosan Co. Ltd.	2,502,000	52,671
Mitsui Trust Holdings, Inc.	1,492,000	22,037
Murata Manufacturing Co. Ltd.	1,018,800	73,807
NEC Corp.	2,395,000	15,514
NEC Electronics Corp.	830,600	27,326
Nidec Corp.	405,400	37,144
Nikko Cordial Corp.	9,475,000	150,528
Nippon Chemi-con Corp.	3,839,900	26,869
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Nippon Electric Glass Co. Ltd.	2,351,800	$ 61,937
Nippon Express Co. Ltd.	5,839,000	35,582
Nishi-Nippon City Bank Ltd.	5,706,000	33,799
Nissan Motor Co. Ltd.	1,957,500	21,875
Nitori Co. Ltd.	194,800	20,670
Nitto Denko Corp.	724,500	61,317
Nomura Holdings, Inc.	2,694,100	52,562
NTT Urban Development Co.	3,474	27,122
Obayashi Corp.	3,146,000	25,285
Okamura Corp.	2,492,000	25,423
OMC Card, Inc.	1,016,400	20,747
ORIX Corp.	310,300	80,266
Rakuten, Inc.	36,704	31,283
Ricoh Co. Ltd.	1,955,000	33,575
Seven & I Holdings Co. Ltd. (a)	948,200	40,084
SFCG Co. Ltd.	130,010	29,685
SHIMIZU Corp.	6,208,000	48,995
Sompo Japan Insurance, Inc.	3,066,000	43,587
Sony Corp.	95,200	4,655
Sony Corp. sponsored ADR	1,181,400	57,770
Sumco Corp.	340,500	18,399
Sumitomo Electric Industries Ltd.	4,285,600	71,043
Sumitomo Forestry Co. Ltd.	3,523,000	38,134
Sumitomo Mitsui Financial Group, Inc.	10,771	125,767
Sumitomo Osaka Cement Co. Ltd.	8,325,000	26,253
Taiheiyo Cement Corp.	4,508,000	18,250
Takefuji Corp.	170,700	10,271
Tokuyama Corp.	3,629,000	68,819
Tokyo Electron Ltd.	1,537,000	117,767
Tokyo Star Bank Ltd. (d)	2,137	7,322
Tokyo Tomin Bank Ltd.	797,200	34,244
TOTAL JAPAN		2,736,733
Korea (South) - 1.6%
Hyundai Mipo Dockyard Co. Ltd.	271,720	18,202
Kookmin Bank sponsored ADR	691,410	55,133
LG Electronics, Inc.	315,190	27,419
Lotte Shopping Co. Ltd. GDR (a)(e)	569,841	11,779
Samsung Electronics Co. Ltd.	33,771	26,035
Common Stocks - continued
	Shares	Value (000s)
Korea (South) - continued
Samsung SDI Co. Ltd.	302,130	$ 30,469
Shinhan Financial Group Co. Ltd.	261,834	11,198
TOTAL KOREA (SOUTH)		180,235
Luxembourg - 1.2%
SES Global unit	3,316,753	61,067
Stolt-Nielsen SA	173,200	5,833
Stolt-Nielsen SA Class B sponsored ADR	2,137,400	71,047
TOTAL LUXEMBOURG		137,947
Mexico - 0.3%
Coca-Cola Femsa SA de CV sponsored ADR (d)	155,600	4,646
Fomento Economico Mexicano SA de CV sponsored ADR	435,100	34,086
TOTAL MEXICO		38,732
Netherlands - 5.0%
ASM International NV (Nasdaq) (a)	2,074,700	37,345
ASML Holding NV (NY Shares) (a)	493,500	11,148
Axalto Holding NV (a)	463,020	11,901
EADS NV	737,231	28,895
Fugro NV (Certificaten Van Aandelen) unit	709,600	26,725
ING Groep NV sponsored ADR	3,072,600	109,845
Koninklijke Ahold NV (a)	2,957,000	22,887
Koninklijke Numico NV (a)	431,286	19,603
Koninklijke Philips Electronics NV (NY Shares)	3,098,800	104,337
Koninklijke Wessanen NV	2,426,032	38,063
Nutreco Holding NV	412,400	22,373
Reed Elsevier NV sponsored ADR	1,466,400	41,616
Rodamco Europe NV	487,400	42,115
Unilever NV (NY Shares)	218,600	15,346
VNU NV	1,196,553	40,091
TOTAL NETHERLANDS		572,290
Netherlands Antilles - 0.5%
Schlumberger Ltd. (NY Shares)	408,300	52,038
Norway - 1.2%
DnB NOR ASA	3,750,280	42,004
Fred Olsen Energy ASA (a)	874,500	33,196
Odfjell ASA:
(A Shares)	40,950	813
(B Shares)	1,208,800	20,444
Common Stocks - continued
	Shares	Value (000s)
Norway - continued
ProSafe ASA	629,700	$ 29,631
TGS Nopec Geophysical Co. ASA (a)	175,750	9,142
TOTAL NORWAY		135,230
Portugal - 0.3%
Energias de Portugal SA	9,664,447	31,829
Russia - 0.2%
Novatek JSC:
GDR	307,700	8,920
GDR (e)	468,166	13,572
TOTAL RUSSIA		22,492
Singapore - 0.3%
STATS ChipPAC Ltd. sponsored ADR (a)(d)	4,459,100	31,214
South Africa - 2.3%
Edgars Consolidated Stores Ltd.	4,306,000	25,046
FirstRand Ltd.	20,645,700	65,920
JD Group Ltd.	364,000	5,165
Massmart Holdings Ltd.	4,012,176	39,187
Nedbank Group Ltd.	76,700	1,354
Standard Bank Group Ltd.	3,061,100	41,414
Steinhoff International Holdings Ltd.	16,959,985	58,938
Sun International Ltd.	1,731,200	24,853
TOTAL SOUTH AFRICA		261,877
Spain - 0.8%
Antena 3 Television SA (d)	1,498,088	40,582
Banco Bilbao Vizcaya Argentaria SA sponsored ADR	408,000	8,258
Gestevision Telecinco SA	374,140	9,230
Telefonica SA sponsored ADR	635,180	29,047
TOTAL SPAIN		87,117
Sweden - 2.4%
Boliden AB (a)	2,933,100	41,718
Eniro AB	3,214,100	41,905
Gambro AB (A Shares)	5,851,772	68,588
Securitas AB (B Shares)	1,767,400	32,237
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR (d)	2,429,500	88,628
TOTAL SWEDEN		273,076
Switzerland - 6.5%
ABB Ltd. (Reg.) (a)	983,256	10,692
Common Stocks - continued
	Shares	Value (000s)
Switzerland - continued
Actelion Ltd. (Reg.) (a)	338,125	$ 30,235
Compagnie Financiere Richemont unit	1,137,738	51,758
Credit Suisse Group sponsored ADR	642,200	37,582
Nestle SA (Reg.)	247,300	72,550
Novartis AG sponsored ADR	3,360,132	185,345
Roche Holding AG (participation certificate)	977,215	154,428
Societe Generale de Surveillance Holding SA (SGS) (Reg.)	20,496	19,225
Swiss Reinsurance Co. (Reg.)	452,581	33,654
Syngenta AG sponsored ADR	2,641,500	67,464
UBS AG (NY Shares)	369,147	40,163
Zurich Financial Services AG	147,220	32,248
TOTAL SWITZERLAND		735,344
Taiwan - 1.2%
Advanced Semiconductor Engineering, Inc.	62,078,692	55,973
ASE Test Ltd. (a)	4,176,700	31,116
ASE Test Ltd. unit (a)	1,000,000	95
AU Optronics Corp. sponsored ADR	584,400	8,935
Chi Mei Optoelectronics Corp.	5,393,623	7,966
Compal Electronics, Inc.	5,947,000	5,639
Yuanta Core Pacific Securities Co. Ltd.	31,984,000	22,155
TOTAL TAIWAN		131,879
Thailand - 0.3%
Bangkok Bank Ltd. PCL (For. Reg.)	5,738,100	18,277
Krung Thai Bank Public Co. Ltd.	62,368,400	19,385
TOTAL THAILAND		37,662
Turkey - 0.7%
Finansbank AS	8,797,286	49,834
Turkiye Garanti Bankasi AS	5,352,000	24,658
TOTAL TURKEY		74,492
United Kingdom - 8.2%
3i Group PLC	1,000,205	16,316
Babcock International Group PLC	5,723,800	25,227
BAE Systems PLC	10,690,980	79,308
BP PLC sponsored ADR	3,167,800	229,074
Capita Group PLC	7,214,113	54,831
Dawnay Day Treveria PLC	20,075,500	28,789
HSBC Holdings PLC sponsored ADR	826,800	68,773
Informa PLC	1,128,700	8,749
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
National Grid PLC	6,404,675	$ 65,570
NETeller PLC (a)	2,135,300	29,762
Royal Dutch Shell PLC Class A sponsored ADR	258,500	17,606
Serco Group PLC	7,069,748	39,554
Smiths Group PLC	2,000,700	35,307
Tesco PLC	4,772,442	26,998
Unilever PLC sponsored ADR	1,392,200	58,709
Vodafone Group PLC sponsored ADR	6,858,500	144,783
TOTAL UNITED KINGDOM		929,356
United States of America - 1.8%
Advanced Energy Industries, Inc. (a)	320,900	5,035
Halliburton Co.	464,500	36,951
IntercontinentalExchange, Inc.	12,400	630
Synthes, Inc.	836,611	100,204
Transocean, Inc. (a)	598,800	48,593
Weatherford International Ltd. (a)	351,452	15,738
TOTAL UNITED STATES OF AMERICA		207,151
TOTAL COMMON STOCKS (Cost $8,506,169)		10,898,133
Preferred Stocks - 0.7%

Convertible Preferred Stocks - 0.0%
Canada - 0.0%
MetroPhotonics, Inc. Series 2 (g)	8,500	0
Nonconvertible Preferred Stocks - 0.7%
Germany - 0.1%
ProSiebenSat.1 Media AG	485,500	11,093
Italy - 0.5%
Banca Intesa Spa (Risp)	6,478,900	33,897
Buzzi Unicem Spa (Risp)	641,893	8,135
Telecom Italia Spa (Risp)	3,349,600	7,901
Unicredito Italiano Spa (Risp)	1,329,088	9,982
TOTAL ITALY		59,915
Preferred Stocks - continued
	Shares	Value (000s)
Nonconvertible Preferred Stocks - continued
Korea (South) - 0.1%
Samsung SDI Co. Ltd. (Cost $13,398)	179,980	$ 11,082
TOTAL NONCONVERTIBLE PREFERRED STOCKS		82,090
Government Obligations - 0.1%
Principal Amount (000s)
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 3.86% to 4.24% 2/9/06 to 4/6/06 (f) (Cost $12,171)	$ 12,200	12,173
Money Market Funds - 4.9%
	Shares
Fidelity Cash Central Fund, 4.46% (b)	387,281,092	387,281
Fidelity Securities Lending Cash Central Fund, 4.48% (b)(c)	166,404,371	166,404
TOTAL MONEY MARKET FUNDS (Cost $553,685)		553,685
TOTAL INVESTMENT PORTFOLIO - 101.7% (Cost $9,145,735)		11,546,081
NET OTHER ASSETS - (1.7)%		(195,249)
NET ASSETS - 100%		$ 11,350,832
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
254 DAX 100 Index Contracts (Germany)	March 2006	$ 42,778	$ 1,182
2,139 Nikkei 225 Index Contracts (Japan)	March 2006	177,216	12,710
TOTAL EQUITY INDEX CONTRACTS		$ 219,994	$ 13,892
The face value of futures purchased as a percentage of net assets - 2%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $25,352,000 or 0.2% of net assets.

(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $12,173,000.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $80,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
ITF Optical Technologies, Inc. Series A	10/11/00	$ 90
MetroPhotonics, Inc. Series 2	9/29/00	$ 85
OZ Optics Ltd. unit	8/18/00	$ 80
Affiliated Central Funds
Information regarding fiscal year to date income received by the fund from the affiliated Central funds is as follows:
Fund	Income received (Amounts in thousands)
Fidelity Cash Central Fund	$ 3,245
Fidelity Securities Lending Cash Central Fund	955
Total	$ 4,200
Income Tax Information

At January 31, 2006, the aggregate cost of investment securities for income tax purposes was $9,186,316,000. Net unrealized appreciation aggregated $2,359,765,000, of which $2,422,199,000 related to appreciated investment securities and $62,434,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor
Emerging Asia Fund
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2006

1.813062.101

AEA-QTLY-0306

Investments January 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.2%
	Shares	Value
Australia - 0.1%
Healthscope Ltd.	14,400	$ 46,623
Bermuda - 0.5%
Ports Design Ltd.	414,000	522,502
Cayman Islands - 0.5%
Beauty China Holdings Ltd.	248,000	117,724
Silicon Motion Technology Corp. sponsored ADR	25,700	415,569
Suntech Power Holdings Co. Ltd. sponsored ADR	400	16,996
TOTAL CAYMAN ISLANDS		550,289
China - 12.0%
Angang New Steel Co. Ltd. (H Shares)	1,500,000	1,084,504
Anhui Conch Cement Co. Ltd. (H Shares)	296,000	424,263
Baidu.com, Inc. sponsored ADR (d)	5,800	316,158
China Construction Bank Corp. (H Shares)	2,683,000	1,037,971
China International Marine Containers Co. Ltd. (B Shares)	780,600	768,762
China Petroleum & Chemical Corp. (H Shares)	1,500,000	926,099
Chitaly Holdings Ltd.	124,000	58,589
Chongqing Changan Automobile Co. Ltd. (B Shares)	2,200,000	995,405
Lianhua Supermarket Holdings Co. (H Shares)	400,000	441,412
Parkson Retail Group Ltd.	569,500	1,430,289
PetroChina Co. Ltd. (H Shares)	1,228,000	1,228,245
Ping An Insurance (Group) Co. of China, Ltd. (H Shares)	418,000	909,296
Shanghai Pudong Development Bank Co., Ltd. warrants (UBS Warrant Programme) 1/17/07 (a)	162,269	226,872
Shanghai Zhenhua Port Machinery Co. Ltd. (B Shares)	701,150	793,001
Shenzhou International Group Holdings Ltd.	1,168,000	444,456
Sina Corp. (a)	23,000	535,210
Weichai Power Co. Ltd. (H Shares)	137,000	228,513
Weifu High-Technology Co. Ltd. (B Shares)	96,700	75,913
Yantai Changyu Pioneer Wine Co. (B Shares)	104,800	229,792
ZTE Corp. (H Shares)	83,400	326,881
TOTAL CHINA		12,481,631
Hong Kong - 13.1%
Automated Systems Holdings Ltd.	500,000	112,890
Cheung Kong Holdings Ltd.	50,000	527,982
China Mobile (Hong Kong) Ltd.	350,000	1,722,000
China Resources Enterprise Ltd.	300,000	627,871
China Unicom Ltd.	600,000	525,128
CNOOC Ltd.	1,580,500	1,360,652
Denway Motors Ltd.	900,000	362,453
Dynasty Fine Wines Group Ltd.	746,000	316,992
Common Stocks - continued
	Shares	Value
Hong Kong - continued
Esprit Holdings Ltd.	112,500	$ 962,497
Hang Seng Bank Ltd.	30,000	393,846
Hong Kong & China Gas Co. Ltd.	319,000	687,867
Hong Kong & Shanghai Hotels Ltd.	174,000	184,290
Hong Kong Exchanges & Clearing Ltd.	178,000	854,576
Hopewell Holdings Ltd.	99,000	244,870
Hutchison Whampoa Ltd.	267,000	2,683,956
JCG Holdings Ltd.	582,000	605,343
Shanghai Industrial Holdings Ltd. Class H	170,000	361,184
Sun Hung Kai Properties Ltd.	15,000	152,877
Vtech Holdings Ltd.	140,000	498,999
Wing Hang Bank Ltd.	50,000	355,793
TOTAL HONG KONG		13,542,066
India - 5.7%
Aditya Birla Nuvo Ltd.	20,000	323,164
Bank of Baroda	52,710	302,712
Bharti Televentures Ltd. (a)	50,000	427,057
Cipla Ltd.	50,000	503,415
Educomp Solutions Ltd.	138,160	883,375
Gateway Distriparks Ltd.	23,276	119,705
Geodesic Information Systems Ltd.	7,632	33,881
Illinois&Fs Investsmart Ltd.	63,876	308,946
ITC Ltd.	141,450	498,497
IVRCL Infrastructures & Projects Ltd.	13,000	287,939
Max India Ltd. (a)	22,250	368,816
Oil & Natural Gas Corp. Ltd.	13,263	373,598
Punjab National Bank	26,984	313,033
Royal Orchid Hotels Ltd. (a)	2,311	8,681
State Bank of India	45,830	1,011,870
Zen Technologies Ltd.	30,000	109,277
TOTAL INDIA		5,873,966
Indonesia - 1.0%
PT Mitra Adiperkasa Tbk	2,913,500	342,034
PT Semen Gresik Tbk	168,500	350,668
PT Telkomunikasi Indonesia Tbk Series B	513,500	345,257
TOTAL INDONESIA		1,037,959
Korea (South) - 25.4%
Binggrea Co. Ltd.	5,980	297,172
CDNetworks Co. Ltd.	31,355	937,511
China Lotsynergy Holding Ltd. (a)	1,108,000	474,328
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Doosan Heavy Industries & Construction Co. Ltd.	16,000	$ 580,912
Hyundai Department Store Co. Ltd.	8,000	908,457
Hyundai Engineering & Construction Co. Ltd. (a)	16,000	783,440
Hyundai Mipo Dockyard Co. Ltd.	8,680	581,458
Kookmin Bank	30,140	2,405,247
Korea Investment Holdings Co. Ltd.	23,900	986,009
LG Card Co. Ltd. (a)	18,000	1,007,012
LG Electronics, Inc.	1,850	160,933
LG Household & Health Care Ltd.	10,000	645,921
LG.Philips LCD Co. Ltd. (a)	17,170	786,171
NHN Corp. (a)	4,000	1,181,827
Orion Corp.	5,000	1,349,141
POSCO	6,940	1,594,248
S-Oil Corp.	7,070	505,279
Samsung Corp.	52,790	1,358,427
Samsung Electronics Co. Ltd.	9,497	7,321,599
Shinhan Financial Group Co. Ltd.	16,960	725,315
Shinsegae Co. Ltd.	1,720	913,874
S.M. Entertainment Co. Ltd.	35,635	397,236
YBM Sisa.com, Inc.	22,000	437,768
TOTAL KOREA (SOUTH)		26,339,285
Malaysia - 3.1%
AMMB Holdings BHD	1,000,000	735,902
Bumiputra-Commerce Holdings BHD	500,000	739,901
IOI Corp. BHD	240,000	806,292
Malakoff BHD	190,000	430,609
PhileoAllied BHD	300,000	356,752
Tenaga Nasional BHD	35,200	99,485
TOTAL MALAYSIA		3,168,941
Philippines - 1.3%
Banco de Oro Universal Bank	300,000	213,113
Manila Water Co., Inc.	3,500,000	423,346
Philippine Long Distance Telephone Co.	5,580	198,731
San Miguel Corp. Class B	314,000	524,489
TOTAL PHILIPPINES		1,359,679
Singapore - 7.6%
CapitaLand Ltd.	72,000	175,772
Chartered Semiconductor Manufacturing Ltd. (a)	321,000	269,319
DBS Group Holdings Ltd.	52,000	525,738
GES International Ltd.	800,000	498,120
Common Stocks - continued
	Shares	Value
Singapore - continued
HTL International Holdings Ltd.	259,000	$ 229,924
Keppel Corp. Ltd.	55,000	444,177
Oversea-Chinese Banking Corp. Ltd.	40,000	167,684
Parkway Holdings Ltd.	653,000	946,027
Petra Foods Ltd.	282,000	205,141
Sembcorp Marine Ltd.	500,000	915,480
Shanghai Asia Holdings Ltd.	1,282,000	177,825
SIA Engineering Co. Ltd.	261,000	482,708
Singapore Exchange Ltd.	255,000	496,763
Singapore Petroleum Co. Ltd.	300,000	1,026,447
Singapore Post Ltd.	1,100,000	793,416
STATS ChipPAC Ltd. (a)	410,000	288,145
United Overseas Bank Ltd.	28,000	250,293
United Overseas Land Ltd.	2,800	4,799
TOTAL SINGAPORE		7,897,778
Taiwan - 16.7%
Acer, Inc.	290,520	681,710
Advantech Co. Ltd.	98,312	289,154
Ambassador Hotel	320,000	290,068
AU Optronics Corp.	500,000	746,546
Basso Industry Corp. Ltd.	200,000	480,233
Cathay Financial Holding Co. Ltd.	219,000	418,854
Chinatrust Financial Holding Co. Ltd.	227,285	187,030
Chunghwa Telecom Co. Ltd.	220,000	398,844
Chunghwa Telecom Co. Ltd. sponsored ADR	20,000	372,400
Delta Electronics, Inc.	400,000	856,318
EVA Airways Corp.	1,400,000	605,273
Formosa International Hotel Corp.	300,000	612,345
High Tech Computer Corp.	23,000	501,994
Hotai Motor Co. Ltd.	250,000	633,238
Kinik Co.	92,000	253,733
MediaTek, Inc.	44,000	451,882
Motech Industries, Inc.	25,965	484,080
Nan Ya Plastics Corp.	500,000	760,208
Novatek Microelectronics Corp.	79,449	499,271
Opto Technology Corp. (a)	1,642,000	596,421
Pihsiang Machinery Manufacturing Co.	163,620	247,193
Powerchip Semiconductor Corp.	875,931	580,014
Sino-American Silicon Prds, Inc.	289,144	650,599
Springsoft, Inc.	302,179	481,778
Taiwan Cement Corp.	1,035,000	795,132
Common Stocks - continued
	Shares	Value
Taiwan - continued
Taiwan Secom Co.	400,000	$ 626,167
Taiwan Semiconductor Manufacturing Co. Ltd.	877,797	1,791,715
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	46,619	503,485
United Microelectronics Corp.	376,093	219,418
United Microelectronics Corp. sponsored ADR (d)	87,754	287,833
Yageo Corp. (a)	908,000	351,701
Yuanta Core Pacific Securities Co. Ltd.	992,294	687,367
TOTAL TAIWAN		17,342,004
Thailand - 4.5%
ACL Bank PCL (For. Reg.) (a)	2,000,000	292,833
Bangkok Bank Ltd. PCL (For. Reg.)	109,400	348,461
Bumrungrad Hospital PCL (For. Reg.)	680,500	563,733
Central Pattana PCL (For. Reg.)	463,000	195,048
Home Product Center PCL (For. Reg.)	1,491,100	306,417
Krung Thai Bank Public Co. Ltd.	526,100	163,519
Land & House PCL NVDR	2,239,200	549,303
Loxley PCL (For. Reg.)	3,663,400	304,891
Minor International PCL (For. Reg.)	1,927,189	331,677
PTT Exploration & Production PCL (For. Reg.)	47,100	692,042
Sino Thai Engineering & Construction PCL:
(For. Reg.)	853,000	273,889
(For. Reg.) warrants 4/18/08 (a)	142,167	16,579
Thai Oil PCL (For. Reg.)	141,800	244,043
True Corp. PCL (a)	1,400,000	413,563
True Corp. PCL (For. Reg.) rights 4/30/08 (a)	190,863	0
TOTAL THAILAND		4,695,998
United Kingdom - 0.7%
HSBC Holdings PLC (Hong Kong) (Reg.)	46,176	768,184
TOTAL COMMON STOCKS (Cost $72,642,128)		95,626,905
Nonconvertible Preferred Stocks - 3.1%

Korea (South) - 3.1%
Hyundai Motor Co. Series 2	41,490	2,364,386
Samsung Electronics Co. Ltd.	1,400	825,529
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $1,463,199)		3,189,915
Money Market Funds - 4.7%
	Shares	Value
Fidelity Cash Central Fund, 4.46% (b)	4,427,506	$ 4,427,506
Fidelity Securities Lending Cash Central Fund, 4.48% (b)(c)	450,625	450,625
TOTAL MONEY MARKET FUNDS (Cost $4,878,131)		4,878,131
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $78,983,458)		103,694,951
NET OTHER ASSETS - 0.0%		(42,149)
NET ASSETS - 100%		$ 103,652,802
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income received by the fund from the affiliated Central funds is as follows:
Fund	Income received
Fidelity Cash Central Fund	$ 46,689
Fidelity Securities Lending Cash Central Fund	13,910
Total	$ 60,599
Income Tax Information

At January 31, 2006, the aggregate cost of investment securities for income tax purposes was $79,055,335. Net unrealized appreciation aggregated $24,639,616, of which $25,724,610 related to appreciated investment securities and $1,084,994 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor
Emerging Markets Fund
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2006

1.813064.101

FAEM-QTLY-0306

Investments January 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.4%
	Shares	Value
Argentina - 0.3%
Inversiones y Representaciones SA sponsored GDR (a)	17,300	$ 190,300
Austria - 0.8%
Erste Bank der Oesterreichischen Sparkassen AG	1,700	94,830
Raiffeisen International Bank Holding AG	3,300	238,785
voestalpine AG	1,900	223,980
TOTAL AUSTRIA		557,595
Bermuda - 1.0%
Aquarius Platinum Ltd. (Australia)	25,300	286,413
Central European Media Enterprises Ltd. Class A (a)	4,800	289,536
Credicorp Ltd. (NY Shares)	4,800	143,040
Katanga Mining Ltd. (a)	300	1,054
Sinochem Hong Kong Holding Ltd. (a)	195,200	41,844
TOTAL BERMUDA		761,887
Brazil - 12.9%
AES Tiete SA (PN)	3,793,600	99,110
Banco Bradesco SA:
(PN)	21,100	824,636
(PN) sponsored ADR (non-vtg.)	3,400	135,796
Banco do Brasil SA	6,800	165,389
Banco Itau Holding Financeira SA (PN)	18,070	542,835
Banco Nossa Caixa SA	7,400	177,640
Companhia Energetica de Minas Gerais (CEMIG) (PN) sponsored ADR (non-vtg.)	7,700	365,442
Companhia Vale do Rio Doce:
(PN-A) sponsored ADR (non-vtg.)	29,400	1,304,772
sponsored ADR	4,900	251,223
Cyrela Brazil Realty SA	17,200	256,600
Diagnosticos da America SA (a)	8,800	224,774
Itausa Investimentos Itau SA (PN)	52,200	210,735
Lojas Renner SA	8,000	339,964
Natura Cosmeticos SA	3,400	182,143
NET Servicos de Communicacao SA sponsored ADR	37,100	197,372
Petroleo Brasileiro SA Petrobras:
(PN)	67,800	1,429,869
(PN) sponsored ADR (non-vtg.)	8,200	706,840
sponsored ADR	5,900	557,550
Tam SA (PN) (a)	4,900	117,405
Telesp Celular Participacoes SA sponsored ADR	23,500	113,270
Tractebel Energia SA	7,000	49,684
Common Stocks - continued
	Shares	Value
Brazil - continued
Uniao de Bancos Brasileiros SA (Unibanco):
unit	23,300	$ 391,844
GDR	4,800	404,256
Usinas Siderurgicas de Minas Gerais SA (Usiminas) (PN-A)	11,800	383,500
TOTAL BRAZIL		9,432,649
British Virgin Islands - 0.1%
Equator Exploration Ltd. (a)	5,800	37,041
Titanium Resources Group Ltd.	22,300	24,794
TOTAL BRITISH VIRGIN ISLANDS		61,835
Canada - 0.1%
SXR Uranium One, Inc. (a)	6,518	42,968
Cayman Islands - 0.7%
Foxconn International Holdings Ltd.	187,000	326,144
FU JI Food & Catering Services Holdings Ltd.	53,000	110,252
Samson Holding Ltd.	131,000	63,558
TOTAL CAYMAN ISLANDS		499,954
China - 2.4%
Agile Property Holdings Ltd.	22,000	12,836
Beijing Capital International Airport Co. Ltd. (H Shares)	169,100	93,840
China Gas Holdings Ltd. (a)	430,000	82,904
China Petroleum & Chemical Corp. (H Shares)	876,400	541,089
China Shenhua Energy Co. Ltd. (H Shares)	196,700	256,984
China Techfaith Wireless Communication Technology Ltd. sponsored ADR	5,800	88,218
China Ting Group Holdings Ltd.	116,000	33,106
Dongfeng Motor Group Co. Ltd. (H Shares)	442,000	140,161
Li Ning Co. Ltd.	250,000	206,119
Xiamen International Port Co. Ltd. (H Shares)	421,500	103,186
Xinao Gas Holdings Ltd.	122,000	92,849
Yantai Changyu Pioneer Wine Co. (B Shares)	42,300	92,750
TOTAL CHINA		1,744,042
Cyprus - 0.1%
XXI Century Investments Public Ltd.	4,800	59,559
Czech Republic - 0.6%
Ceske Energeticke Zavody AS	12,400	432,340
Egypt - 1.5%
Commercial International Bank Ltd. sponsored GDR	11,500	119,025
Eastern Tobacco Co.	3,400	207,615
Common Stocks - continued
	Shares	Value
Egypt - continued
Misr International Bank SAE GDR	3,550	$ 11,857
Orascom Construction Industries SAE GDR	3,320	318,720
Orascom Hotels & Development (OHD)	3,234	39,044
Orascom Telecom SAE GDR	6,015	398,193
TOTAL EGYPT		1,094,454
Hong Kong - 2.4%
Chaoda Modern Agriculture (Holdings) Ltd.	614,000	371,883
China Mobile (Hong Kong) Ltd.	150,600	740,952
China Overseas Land & Investment Ltd.	344,300	175,779
CNOOC Ltd.	152,800	131,546
CNOOC Ltd. sponsored ADR	2,400	206,616
Kerry Properties Ltd.	44,000	140,643
TOTAL HONG KONG		1,767,419
Hungary - 0.8%
MOL Magyar Olay-es Gazipari RT Series A (For. Reg.)	5,824	605,554
India - 2.5%
Apollo Hospitals Enterprise Ltd.	1,800	22,184
Apollo Hospitals Enterprise Ltd. GDR (a)(c)	2,500	30,677
Bharat Forge Ltd.	5,717	50,181
Bharti Televentures Ltd. (a)	23,960	204,646
Crompton Greaves Ltd.	6,130	126,487
Federal Bank Ltd. GDR (a)(c)	9,000	36,894
Gujarat Ambuja Cement Ltd.	48,559	97,892
Indian Hotels Co. Ltd.	2,200	65,477
Jaiprakash Associates Ltd.	10,533	97,896
Larsen & Toubro Ltd.	5,124	253,383
Oil & Natural Gas Corp. Ltd.	9,637	271,460
Reliance Capital Ventures Ltd. (a)	15,556	8,502
Reliance Communication Ventures Ltd. (a)	15,556	50,573
Reliance Energy Ventures Ltd. (a)	15,556	16,893
Reliance Industries Ltd.	15,556	252,827
Reliance Natural Resources Ltd. (a)	15,556	1,771
State Bank of India	8,349	184,336
Suzlon Energy Ltd.	3,283	87,249
TOTAL INDIA		1,859,328
Indonesia - 0.8%
PT Aneka Tambang Tbk	704,000	321,197
PT Perusahaan Gas Negara Tbk Series B	305,200	270,349
TOTAL INDONESIA		591,546
Common Stocks - continued
	Shares	Value
Israel - 3.8%
AudioCodes Ltd. (a)	11,000	$ 139,370
Bank Hapoalim BM (Reg.)	76,228	350,139
Delek Group Ltd.	400	58,920
ECI Telecom Ltd. (a)	5,300	44,255
Israel Chemicals Ltd.	84,000	333,961
Ituran Location & Control Ltd.	5,900	104,784
M-Systems Flash Disk Pioneers Ltd. (a)	2,000	57,960
Orckit Communications Ltd. (a)	8,700	263,175
Orpak Systems Ltd.	19,400	49,869
Partner Communications Co. Ltd. ADR	7,100	56,587
RADWARE Ltd. (a)	7,300	142,715
Teva Pharmaceutical Industries Ltd. sponsored ADR	28,100	1,197,903
TOTAL ISRAEL		2,799,638
Korea (South) - 22.6%
Binggrea Co. Ltd.	1,300	64,603
CJ Corp.	2,090	272,172
CJ Home Shopping	2,369	337,135
Cj Internet Corp. (a)	5,600	144,103
Daegu Bank Co. Ltd.	16,870	266,266
Daelim Industrial Co.	5,520	460,062
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	16,670	412,465
Dongbu Insurance Co. Ltd.	9,670	204,508
Hana Financial Group, Inc. (a)	6,248	307,886
Hanil Cement Co. Ltd.	2,850	223,280
Hanjin Heavy Industries & Construction Co. Ltd.	10,800	264,973
Hanwha Corp.	4,770	162,997
Hynix Semiconductor, Inc. (a)	7,320	284,451
Hyundai Department Store Co. Ltd.	4,010	455,364
Hyundai Mipo Dockyard Co. Ltd.	3,970	265,943
Hyundai Motor Co.	9,500	863,034
Hyundai Securities Co. Ltd. (a)	13,380	223,030
Industrial Bank of Korea	19,390	346,441
Kia Motors Corp.	12,210	286,211
Kookmin Bank	4,400	351,131
Korea Exchange Bank (a)	13,800	212,779
Korea Gas Corp.	1,490	46,336
Korea Investment Holdings Co. Ltd.	8,100	334,170
Korea Zinc Co. Ltd.	1,170	70,941
Korean Air Co. Ltd.	7,680	239,232
Kyeryong Construction Industrial Co. Ltd.	6,220	197,641
LG Card Co. Ltd. (a)	3,100	173,430
Common Stocks - continued
	Shares	Value
Korea (South) - continued
LG Electronics, Inc.	6,620	$ 575,880
LG Engineering & Construction Co. Ltd.	6,510	330,970
LG Investment & Securities Co. Ltd.	11,900	277,084
Lotte Shopping Co. Ltd. GDR (a)(c)	3,500	72,345
MegaStudy Co. Ltd. (a)	2,379	148,708
NHN Corp. (a)	1,514	447,322
Nong Shim Co. Ltd.	300	92,513
Phicom Corp.	2,700	39,240
POSCO	3,210	737,397
Pusan Bank	8,280	106,102
Samchully Co. Ltd.	1,000	128,663
Samsung Electronics Co. Ltd.	5,406	4,167,688
Samsung Heavy Industries Ltd.	17,190	277,585
Samsung SDI Co. Ltd.	3,500	352,965
Shinhan Financial Group Co. Ltd.	9,900	423,386
SK Corp.	7,300	452,509
Woongjin Coway Co. Ltd.	9,130	255,389
Wooree Lighting Co. Ltd.	13,100	69,330
Woori Finance Holdings Co. Ltd.	8,610	170,429
TOTAL KOREA (SOUTH)		16,596,089
Lebanon - 0.3%
Solidere GDR (a)	8,200	211,150
Luxembourg - 1.3%
Evraz Group SA:
GDR (c)	2,800	57,400
GDR	10,800	221,400
Orco Property Group	2,000	184,969
Tenaris SA sponsored ADR	3,100	503,595
TOTAL LUXEMBOURG		967,364
Malaysia - 0.1%
UMW Holdings BHD	57,600	94,451
Mexico - 6.5%
America Movil SA de CV Series L sponsored ADR	53,100	1,791,063
Cemex SA de CV sponsored ADR	15,600	1,029,288
Corporacion Geo SA de CV Series B (a)	43,300	148,683
Gruma SA de CV Series B	46,300	171,266
Grupo Financiero Banorte SA de CV Series O	118,488	282,059
Grupo Mexico SA de CV Series B	183,749	515,006
Sare Holding SA de CV Series B (a)	35,100	43,693
Common Stocks - continued
	Shares	Value
Mexico - continued
Urbi, Desarrollos Urbanos, SA de CV (a)	36,700	$ 270,526
Wal-Mart de Mexico SA de CV Series V	89,852	522,081
TOTAL MEXICO		4,773,665
Netherlands - 0.1%
Pyaterochka Holding NV GDR	4,400	69,080
Oman - 0.1%
BankMuscat SAOG sponsored GDR (a)(c)	2,500	71,875
Philippines - 0.5%
Ayala Corp.	8,800	57,022
Philippine Long Distance Telephone Co.	8,790	313,055
TOTAL PHILIPPINES		370,077
Poland - 0.3%
TVN SA (a)	9,200	237,142
Romania - 0.1%
Banca Transilvania SA	134,500	67,247
Russia - 8.5%
Concern Kalina OJSC (a)	1,700	75,182
JSC MMC 'Norilsk Nickel' sponsored ADR	6,100	550,525
Lukoil Oil Co. sponsored ADR	24,438	1,878,060
Mobile TeleSystems OJSC sponsored ADR	8,100	303,588
Novatek JSC:
GDR	4,900	142,051
GDR (c)	9,700	281,203
Novolipetsk Iron & Steel Corp. sponsored GDR (a)	6,000	108,900
OAO Gazprom sponsored ADR	9,934	847,370
Polyus Gold Co. Zao ADR (a)	4,500	73,800
RBC Information Systems Jsc (a)	8,200	56,580
Sberbank RF GDR (a)	2,500	371,796
Seventh Continent (a)	4,100	104,140
Sistema JSFC sponsored:
GDR (c)	3,900	95,355
GDR	6,200	151,590
Surgutneftegaz JSC sponsored ADR	7,700	823,900
Vimpel Communications sponsored ADR (a)	6,100	285,480
VSMPO-Avisma Corp. (a)	400	76,400
TOTAL RUSSIA		6,225,920
Common Stocks - continued
	Shares	Value
Singapore - 0.1%
Boustead Singapore Ltd.	92,000	$ 59,552
Raffles Education Corp. Ltd.	43,300	48,583
TOTAL SINGAPORE		108,135
South Africa - 9.8%
Absa Group Ltd.	18,056	333,397
African Bank Investments Ltd.	109,147	510,953
Aspen Pharmacare Holdings Ltd.	32,722	221,377
Aveng Ltd.	70,788	240,039
Edgars Consolidated Stores Ltd.	45,230	263,084
FirstRand Ltd.	160,073	511,103
Foschini Ltd.	33,500	320,614
Impala Platinum Holdings Ltd.	3,108	538,493
JD Group Ltd.	20,600	292,331
Lewis Group Ltd.	24,222	212,873
MTN Group Ltd.	68,600	714,271
Naspers Ltd. Class N sponsored ADR	18,700	395,692
Sasol Ltd.	26,870	1,104,019
Standard Bank Group Ltd.	46,500	629,105
Steinhoff International Holdings Ltd.	77,000	267,583
Telkom SA Ltd.	15,800	388,466
Truworths International Ltd.	54,600	230,193
TOTAL SOUTH AFRICA		7,173,593
Spain - 0.2%
Banco Bilbao Vizcaya Argentaria SA sponsored ADR	7,100	143,704
Taiwan - 7.5%
Acer, Inc.	147,460	346,018
Advanced Semiconductor Engineering, Inc.	482,000	434,591
ASUSTeK Computer, Inc.	59,000	198,184
Chipbond Technology Corp.	140,710	208,058
Far EasTone Telecommunications Co. Ltd.	115,100	138,927
High Tech Computer Corp.	22,200	484,534
Hon Hai Precision Industry Co. Ltd. (Foxconn)	142,010	981,428
MediaTek, Inc.	35,900	368,694
Motech Industries, Inc.	6,185	115,310
Novatek Microelectronics Corp.	43,754	274,958
Phoenix Precision Technology Corp.	102,000	268,853
Siliconware Precision Industries Co. Ltd.	289,000	417,569
Taiwan Semiconductor Manufacturing Co. Ltd.	607,631	1,240,266
TOTAL TAIWAN		5,477,390
Common Stocks - continued
	Shares	Value
Thailand - 1.5%
Bangchak Petroleum PCL (For. Reg.) (a)	170,000	$ 59,825
Bumrungrad Hospital PCL (For. Reg.)	7,800	6,462
Charoen Pokphand Foods PCL (For. Reg.)	831,100	122,754
Electricity Generating PCL (For. Reg.)	3,000	6,743
Lalin Property PCL (For. Reg.)	119,900	20,327
Land & House PCL (For. Reg.)	220,800	56,150
Minor International PCL (For. Reg.)	377,386	64,950
Siam Cement PCL (For. Reg.)	52,900	366,889
Siam Commercial Bank PCL (For. Reg.)	250,200	382,402
TOTAL THAILAND		1,086,502
Turkey - 3.6%
Acibadem Saglik Hizmetleri AS	19,100	200,521
Akbank T. A. S.	48,300	419,524
Alarko Gayrimenkul Yatirim Ortakligi AS (a)	2,700	144,789
Arcelik AS	21,800	204,169
Aygaz AS	25,600	107,311
Denizbank AS	22,600	192,885
Dogan Yayin Holding AS	87,712	410,736
Dogus Otomotiv Servis ve Ticaret AS	33,900	220,196
Enka Insaat ve Sanayi AS	14,500	171,941
Finansbank AS	93,076	527,243
Turk Traktor ve Ziraat Makinalari AS	8,800	82,417
TOTAL TURKEY		2,681,732
Ukraine - 0.2%
Stirol sponsored ADR (a)	3,100	68,002
Ukrnafta Open JSC sponsored ADR (a)	185	53,579
TOTAL UKRAINE		121,581
United Arab Emirates - 0.5%
Investcom LLC GDR	22,900	403,269
United Kingdom - 0.8%
Kazakhgold Group Ltd. GDR	5,600	148,400
Kazakhmys PLC	19,300	297,673
Oxus Gold PLC (a)	80,600	114,348
TOTAL UNITED KINGDOM		560,421
United States of America - 1.0%
Central European Distribution Corp. (a)	3,336	128,303
CTC Media, Inc. (d)	799	11,998
DSP Group, Inc. (a)	3,100	90,985
Common Stocks - continued
	Shares	Value
United States of America - continued
Freeport-McMoRan Copper & Gold, Inc. Class B	3,300	$ 212,025
NII Holdings, Inc. (a)	2,700	133,542
Zoran Corp. (a)	7,200	141,192
TOTAL UNITED STATES OF AMERICA		718,045
TOTAL COMMON STOCKS (Cost $53,700,771)		70,659,500
Nonconvertible Preferred Stocks - 0.2%

Korea (South) - 0.2%
Samsung Electronics Co. Ltd. (Cost $121,831)	320	188,692
Money Market Funds - 4.4%

Fidelity Cash Central Fund, 4.46% (b) (Cost $3,218,676)	3,218,676	3,218,676
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $57,041,278)		74,066,868
NET OTHER ASSETS - (1.0)%		(756,349)
NET ASSETS - 100%		$ 73,310,519
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $645,749 or 0.9% of net assets.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $11,998 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
CTC Media, Inc.	1/26/05	$ 11,998
Affiliated Central Funds
Information regarding fiscal year to date income received by the fund from the affiliated Central funds is as follows:
Fund	Income received
Fidelity Cash Central Fund	$ 21,180
Income Tax Information

At January 31, 2006, the aggregate cost of investment securities for income tax purposes was $57,069,375. Net unrealized appreciation aggregated $16,997,493, of which $17,228,132 related to appreciated investment securities and $230,639 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Europe Capital
Appreciation Fund
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2006

1.813041.101

AEUR-QTLY-0306

Investments January 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.6%
	Shares	Value
Austria - 1.1%
OMV AG	4,800	$ 339,215
Canada - 1.7%
Eldorado Gold Corp. (a)	44,700	225,668
New Flyer Industries, Inc. / New Flyer Canada unit	34,800	290,267
TOTAL CANADA		515,935
Finland - 2.8%
Metso Corp.	11,500	376,652
Nokian Tyres Ltd.	29,050	449,073
TOTAL FINLAND		825,725
France - 10.2%
AXA SA	7,700	260,799
Compagnie Generale de Geophysique SA (a)	3,000	390,111
Lagardere S.C.A. (Reg.)	3,400	271,061
Pernod Ricard SA	3,325	618,253
Sanofi-Aventis sponsored ADR	6,527	300,242
Total SA sponsored ADR	8,600	1,189,638
TOTAL FRANCE		3,030,104
Germany - 14.9%
Allianz AG (Reg.)	1,000	161,500
Bayer AG	29,800	1,245,934
Bilfinger Berger AG	2,721	142,822
DAB Bank AG	11,581	101,195
Deutsche Boerse AG	1,755	222,030
Deutsche Postbank AG	4,600	306,856
E.ON AG	5,100	571,149
KarstadtQuelle AG (a)(d)	15,300	329,115
Lanxess AG (a)	13,600	430,556
MAN AG	5,100	293,105
SAP AG	3,000	616,440
TOTAL GERMANY		4,420,702
Greece - 1.6%
Greek Organization of Football Prognostics SA	12,500	470,017
Italy - 8.1%
Banca Intesa Spa	47,705	271,501
Banca Italease Spa	15,500	532,903
ENI Spa	19,900	603,468
Common Stocks - continued
	Shares	Value
Italy - continued
FASTWEB Spa (a)	9,627	$ 466,467
Unicredito Italiano Spa	74,600	532,636
TOTAL ITALY		2,406,975
Luxembourg - 2.7%
Millicom International Cellular SA unit (a)	21,076	816,028
Netherlands - 5.6%
Completel Europe NV (a)	4,694	289,224
ING Groep NV (Certificaten Van Aandelen)	19,730	705,348
Tele Atlas NV (a)	24,322	662,702
TOTAL NETHERLANDS		1,657,274
Norway - 8.1%
Petroleum Geo-Services ASA (a)	17,450	626,990
Statoil ASA	22,200	610,761
TANDBERG ASA	9,100	56,228
TANDBERG Television ASA (a)	17,200	247,591
TGS Nopec Geophysical Co. ASA (a)	6,250	325,105
Yara International ASA	36,000	533,097
TOTAL NORWAY		2,399,772
Poland - 2.1%
Polski Koncern Naftowy Orlen SA	18,899	383,230
Powszechna Kasa Oszczednosci Bank SA	23,900	240,041
TOTAL POLAND		623,271
Russia - 1.7%
JSC MMC 'Norilsk Nickel' sponsored ADR	3,000	270,750
Mobile TeleSystems OJSC sponsored ADR	5,300	198,644
Polyus Gold Co. Zao ADR (a)	3,000	49,200
TOTAL RUSSIA		518,594
South Africa - 2.1%
Steinhoff International Holdings Ltd.	178,531	620,414
Sweden - 1.6%
Modern Times Group AB (MTG) (B Shares) (a)	3,000	146,182
OMX AB (a)	20,600	321,481
TOTAL SWEDEN		467,663
Switzerland - 11.2%
Actelion Ltd. (Reg.) (a)	6,553	585,964
Baloise Holdings AG (Reg.)	1,978	125,342
Common Stocks - continued
	Shares	Value
Switzerland - continued
Credit Suisse Group (Reg.)	11,776	$ 689,132
Novartis AG:
(Reg.)	9,118	502,949
sponsored ADR	2,400	132,384
Syngenta AG (Switzerland)	5,453	696,348
The Swatch Group AG (Reg.)	18,055	591,122
TOTAL SWITZERLAND		3,323,241
Turkey - 0.8%
Akenerji Elektrik Uretimi Otoproduktor Grubu AS (a)	55,997	238,960
United Kingdom - 15.0%
Amlin PLC	54,278	233,187
Amlin PLC (RFD) (a)	17,270	72,505
AstraZeneca PLC sponsored ADR	10,000	486,400
Axis Shield PLC (a)	12,300	62,306
BAE Systems PLC	90,300	669,865
Benfield Group PLC	45,700	293,079
BG Group PLC	33,903	382,980
BowLeven PLC (a)	8,400	25,478
Chaucer Holdings PLC	432,483	507,781
Expro International Group PLC	8,400	106,097
ITV PLC	196,900	379,173
NETeller PLC (a)	20,467	285,271
Prudential PLC	36,100	366,055
Standard Chartered PLC (United Kingdom)	18,800	466,547
William Hill PLC	14,100	143,225
TOTAL UNITED KINGDOM		4,479,949
United States of America - 2.3%
NTL, Inc. (a)	6,300	398,475
Synthes, Inc.	2,491	298,355
TOTAL UNITED STATES OF AMERICA		696,830
TOTAL COMMON STOCKS (Cost $23,098,200)		27,850,669
Nonconvertible Preferred Stocks - 0.6%

Germany - 0.6%
Porsche AG (non-vtg.) (Cost $138,400)	230	177,914
Money Market Funds - 9.1%
	Shares	Value
Fidelity Cash Central Fund, 4.46% (b)	2,414,566	$ 2,414,566
Fidelity Securities Lending Cash Central Fund, 4.48% (b)(c)	294,800	294,800
TOTAL MONEY MARKET FUNDS (Cost $2,709,366)		2,709,366
TOTAL INVESTMENT PORTFOLIO - 103.3% (Cost $25,945,966)		30,737,949
NET OTHER ASSETS - (3.3)%		(990,570)
NET ASSETS - 100%		$ 29,747,379
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income received by the fund from the affiliated Central funds is as follows:
Fund	Income received
Fidelity Cash Central Fund	$ 26,168
Fidelity Securities Lending Cash Central Fund	1,907
Total	$ 28,075
Income Tax Information

At January 31, 2006, the aggregate cost of investment securities for income tax purposes was $25,958,899. Net unrealized appreciation aggregated $4,779,050, of which $5,262,381 related to appreciated investment securities and $483,331 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor
Global Equity Fund
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2006

1.813039.101

AGLO-QTLY-0306

Investments January 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value
Brazil - 1.0%
Embraer - Empresa Brasileira de Aeronautica SA sponsored ADR	14,500	$ 589,425
Canada - 5.6%
ATI Technologies, Inc. (a)	36,300	643,804
EnCana Corp.	23,838	1,187,766
Potash Corp. of Saskatchewan	11,865	1,067,793
Research In Motion Ltd. (a)	6,600	447,649
TOTAL CANADA		3,347,012
Cayman Islands - 2.7%
Seagate Technology	61,820	1,612,266
Finland - 3.3%
Metso Corp.	24,300	795,882
Nokia Corp.	63,100	1,159,778
TOTAL FINLAND		1,955,660
France - 4.2%
Accor SA	4,700	281,769
Pernod Ricard SA	4,600	855,328
Total SA Series B	4,925	1,362,551
TOTAL FRANCE		2,499,648
Germany - 4.8%
Allianz AG (Reg.)	5,300	855,950
E.ON AG sponsored ADR	17,700	660,741
MTU Aero Engines Holding AG	2,500	85,527
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	6,600	896,184
Q-Cells AG	3,500	359,850
TOTAL GERMANY		2,858,252
Hong Kong - 0.8%
Esprit Holdings Ltd.	60,000	513,332
India - 1.5%
Infosys Technologies Ltd.	13,770	902,942
Italy - 1.1%
Unicredito Italiano Spa	94,000	671,149
Japan - 14.7%
Canon, Inc.	14,500	873,190
Hoya Corp.	28,900	1,157,675
Marui Co. Ltd.	30,200	554,683
Nomura Holdings, Inc.	34,800	678,948
ORIX Corp.	2,630	680,308
Common Stocks - continued
	Shares	Value
Japan - continued
Seven & I Holdings Co. Ltd. (a)	15,100	$ 638,336
Sumitomo Mitsui Financial Group, Inc.	145	1,693,088
Toyota Motor Corp. sponsored ADR	7,900	819,309
Yahoo! Japan Corp.	1,249	1,692,585
TOTAL JAPAN		8,788,122
Korea (South) - 2.1%
Samsung Electronics Co. Ltd.	1,640	1,264,338
Mexico - 0.5%
America Movil SA de CV Series L sponsored ADR	9,000	303,570
Netherlands - 2.2%
ASML Holding NV (NY Shares) (a)	57,800	1,305,702
Russia - 1.2%
Novatek JSC GDR	25,600	742,144
South Africa - 1.1%
FirstRand Ltd.	209,000	667,324
Switzerland - 5.3%
Credit Suisse Group (Reg.)	24,977	1,461,654
Roche Holding AG (participation certificate)	10,734	1,696,279
TOTAL SWITZERLAND		3,157,933
Taiwan - 1.1%
Advanced Semiconductor Engineering, Inc.	723,000	651,887
United Kingdom - 1.2%
Old Mutual PLC	44,306	151,725
Smiths Group PLC	33,500	591,181
TOTAL UNITED KINGDOM		742,906
United States of America - 43.5%
American International Group, Inc.	28,220	1,847,281
Baxter International, Inc.	31,500	1,160,775
Cephalon, Inc. (a)	900	63,801
Devon Energy Corp.	9,200	627,532
Eastman Kodak Co.	23,700	594,870
First Data Corp.	9,900	446,490
Florida Rock Industries, Inc.	17,100	924,426
Genentech, Inc. (a)	17,340	1,489,853
Halliburton Co.	13,100	1,042,105
Harman International Industries, Inc.	9,900	1,089,000
Honeywell International, Inc.	46,700	1,794,214
KLA-Tencor Corp.	23,040	1,197,619
Common Stocks - continued
	Shares	Value
United States of America - continued
Lyondell Chemical Co.	37,455	$ 899,295
Medtronic, Inc.	9,900	559,053
Monsanto Co.	11,800	998,398
Nabors Industries Ltd. (a)	13,800	1,121,250
National Oilwell Varco, Inc. (a)	19,770	1,503,904
NIKE, Inc. Class B	10,500	849,975
Sprint Nextel Corp.	125,175	2,865,255
Symantec Corp. (a)	24,969	458,930
Synthes, Inc.	7,888	944,770
Teradyne, Inc. (a)	17,620	306,940
UnitedHealth Group, Inc.	24,620	1,462,920
Univision Communications, Inc. Class A (a)	14,470	460,725
Valero Energy Corp.	21,600	1,348,488
TOTAL UNITED STATES OF AMERICA		26,057,869
TOTAL COMMON STOCKS (Cost $54,071,918)		58,631,481
Money Market Funds - 2.5%

Fidelity Cash Central Fund, 4.46% (b) (Cost $1,489,271)	1,489,271	1,489,271
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $55,561,189)		60,120,752
NET OTHER ASSETS - (0.4)%		(250,560)
NET ASSETS - 100%		$ 59,870,192
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income received by the fund from the affiliated Central funds is as follows:
Fund	Income received
Fidelity Cash Central Fund	$ 43,002

Income Tax Information

At January 31, 2006, the aggregate cost of investment securities for income tax purposes was $55,565,926. Net unrealized appreciation aggregated $4,554,826, of which $5,309,679 related to appreciated investment securities and $754,853 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor International
Capital Appreciation Fund
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2006

1.813045.101

AICAP-QTLY-0306

Investments January 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value
Australia - 1.9%
BHP Billiton Ltd. sponsored ADR	262,000	$ 10,335,900
Austria - 1.6%
OMV AG	128,800	9,102,257
Brazil - 0.5%
Uniao de Bancos Brasileiros SA (Unibanco) GDR	34,900	2,939,278
Canada - 7.1%
ACE Aviation Holdings, Inc. Class A (a)	160,900	5,029,229
ATI Technologies, Inc. (a)	343,200	6,086,869
Canadian Natural Resources Ltd.	229,500	14,225,998
Talisman Energy, Inc.	231,700	14,097,906
TOTAL CANADA		39,440,002
France - 14.6%
Accor SA	43,600	2,613,853
AXA SA	163,000	5,520,810
BNP Paribas SA	103,800	9,259,273
Compagnie Generale de Geophysique SA (a)	23,800	3,094,883
Lagardere S.C.A. (Reg.)	108,100	8,618,130
Neopost SA	79,473	7,992,288
Nexity	44,600	2,577,865
Pernod Ricard SA	60,271	11,206,844
Sanofi-Aventis sponsored ADR	115,100	5,294,600
Societe Generale Series A	63,400	8,375,337
Total SA Series B	40,957	11,331,164
Vivendi Universal SA sponsored ADR	169,700	5,313,307
TOTAL FRANCE		81,198,354
Germany - 9.4%
Allianz AG (Reg.)	43,000	6,944,500
Bayer AG	188,600	7,885,366
E.ON AG	101,100	11,322,189
Heidelberger Druckmaschinen AG	133,700	5,914,476
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	95,800	13,008,248
Pfleiderer AG (a)	13,300	308,076
Q-Cells AG	31,600	3,248,934
SolarWorld AG	16,900	3,539,823
TOTAL GERMANY		52,171,612
Hong Kong - 0.9%
Esprit Holdings Ltd.	565,000	4,833,874
Common Stocks - continued
	Shares	Value
India - 1.0%
Cipla Ltd.	287	$ 2,890
Infosys Technologies Ltd.	85,697	5,619,421
TOTAL INDIA		5,622,311
Italy - 2.3%
Banca Intesa Spa	1,329,200	7,564,809
Unicredito Italiano Spa	751,700	5,367,053
TOTAL ITALY		12,931,862
Japan - 19.5%
Aeon Co. Ltd.	204,400	5,383,073
Canon, Inc.	111,600	6,720,552
Credit Saison Co. Ltd.	147,300	6,603,579
Hoya Corp.	71,500	2,864,144
Mitsui Fudosan Co. Ltd.	134,000	2,820,932
Murata Manufacturing Co. Ltd.	78,300	5,672,462
Nikko Cordial Corp.	751,500	11,938,941
Nippon Electric Glass Co. Ltd.	100,000	2,633,597
Nitto Denko Corp.	114,600	9,698,951
ORIX Corp.	41,850	10,825,428
Sharp Corp.	311,000	5,685,630
SHIMIZU Corp.	367,000	2,896,463
Shin-Etsu Chemical Co. Ltd.	92,700	5,269,828
Sony Corp. sponsored ADR	125,900	6,156,510
Sumitomo Electric Industries Ltd.	330,500	5,478,756
Sumitomo Mitsui Financial Group, Inc.	1,459	17,035,966
Tokuyama Corp.	21,000	398,236
TOTAL JAPAN		108,083,048
Korea (South) - 5.4%
Korea Exchange Bank (a)	374,490	5,774,171
LG Card Co. Ltd. (a)	101,410	5,673,392
Samsung Electronics Co. Ltd.	15,700	12,103,725
Shinsegae Co. Ltd.	11,545	6,134,113
TOTAL KOREA (SOUTH)		29,685,401
Mexico - 1.0%
America Movil SA de CV Series L sponsored ADR	166,300	5,609,299
Netherlands - 2.8%
ING Groep NV (Certificaten Van Aandelen)	281,600	10,067,202
Koninklijke Philips Electronics NV (NY Shares)	165,200	5,562,284
TOTAL NETHERLANDS		15,629,486
Common Stocks - continued
	Shares	Value
Norway - 0.0%
Statoil ASA	200	$ 5,502
South Africa - 3.0%
FirstRand Ltd.	1,675,800	5,350,725
MTN Group Ltd.	264,300	2,751,921
Standard Bank Group Ltd.	399,600	5,406,246
Steinhoff International Holdings Ltd.	854,228	2,968,531
TOTAL SOUTH AFRICA		16,477,423
Sweden - 0.5%
Gambro AB (A Shares)	241,200	2,827,071
Switzerland - 12.6%
Credit Suisse Group (Reg.)	225,540	13,198,601
Novartis AG (Reg.)	342,418	18,887,777
Roche Holding AG (participation certificate)	121,240	19,159,382
Syngenta AG sponsored ADR (d)	213,600	5,455,344
UBS AG (NY Shares)	121,000	13,164,800
TOTAL SWITZERLAND		69,865,904
Taiwan - 1.1%
Advanced Semiconductor Engineering, Inc.	7,015,000	6,325,016
Turkey - 0.5%
Finansbank AS	519,000	2,939,955
United Kingdom - 5.8%
BAE Systems PLC	735,500	5,456,102
BP PLC	1,000	12,052
HSBC Holdings PLC (Hong Kong) (Reg.)	324,000	5,390,064
Smiths Group PLC	737,100	13,007,739
Vodafone Group PLC	3,886,800	8,205,069
TOTAL UNITED KINGDOM		32,071,026
United States of America - 6.3%
Halliburton Co.	246,700	19,624,985
NTL, Inc. (a)	101,900	6,445,175
Synthes, Inc.	72,598	8,695,290
TOTAL UNITED STATES OF AMERICA		34,765,450
TOTAL COMMON STOCKS (Cost $475,320,554)		542,860,031
Money Market Funds - 5.0%
	Shares	Value
Fidelity Cash Central Fund, 4.46% (b)	26,028,211	$ 26,028,211
Fidelity Securities Lending Cash Central Fund, 4.48% (b)(c)	1,879,750	1,879,750
TOTAL MONEY MARKET FUNDS (Cost $27,907,961)		27,907,961
TOTAL INVESTMENT PORTFOLIO - 102.8% (Cost $503,228,515)		570,767,992
NET OTHER ASSETS - (2.8)%		(15,314,363)
NET ASSETS - 100%		$ 555,453,629
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income received by the fund from the affiliated Central funds is as follows:
Fund	Income received
Fidelity Cash Central Fund	$ 202,728
Fidelity Securities Lending Cash Central Fund	75,171
Total	$ 277,899

Income Tax Information

At January 31, 2006, the aggregate cost of investment securities for income tax purposes was $503,452,046. Net unrealized appreciation aggregated $67,315,946, of which $72,704,184 related to appreciated investment securities and $5,388,238 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Japan Fund
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2006

1.813049.101

AJAF-QTLY-0306

Investments January 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
Japan - 97.9%
Access Co. Ltd. (a)(d)	84	$ 1,990,284
Aeon Co. Ltd.	23,900	629,430
Aeon Fantasy Co. Ltd.	26,000	1,143,441
Aida Engineering Ltd.	128,000	1,077,849
Aisin Seiki Co. Ltd.	21,200	784,181
AOC Holdings, Inc.	40,200	784,607
Aplix Corp. (a)(d)	66	680,644
Aruze Corp.	36,500	741,946
Asahi Breweries Ltd.	33,300	417,775
Asics Corp.	100,000	989,517
Astellas Pharma, Inc.	22,100	913,534
Axell Corp.	132	545,640
Bandai Visual Co. Ltd.	205	1,048,325
BSL Corp. (d)	190,000	375,692
Canon Fintech, Inc.	4,500	97,801
Canon, Inc.	27,700	1,668,094
Casio Computer Co. Ltd.	30,000	526,719
Commuture Corp.	117,000	1,251,470
Cosmo Oil Co. Ltd.	167,000	872,505
Credit Saison Co. Ltd.	25,600	1,147,669
cyber communications, Inc. (a)	120	557,402
CyberAgent, Inc.	278	587,608
Daiei, Inc. (a)	39,600	1,228,535
Daikin Industries Ltd.	19,100	626,737
Daikokutenbussan Co. Ltd.	36,200	956,448
Dip Corp. (a)	176	273,008
eAccess Ltd.	660	496,702
East Japan Railway Co.	200	1,389,244
EDION Corp.	46,500	1,103,746
Eisai Co. Ltd.	16,900	721,631
Fancl Corp.	6,700	414,574
Forval Corp.	29,500	362,056
Fuji Television Network, Inc.	377	941,456
Fujitsu Business Systems Ltd.	58,000	1,070,229
Fujitsu Ltd.	137,000	1,207,347
Furukawa Electric Co. Ltd. (a)	80,000	715,929
Hamakyorex Co. Ltd.	68,700	3,284,812
Hamamatsu Photonics KK (d)	31,100	911,821
Haseko Corp. (a)(d)	196,500	736,896
Hikari Tsushin, Inc.	5,800	468,133
Hitachi Koki Co. Ltd.	62,000	1,104,406
Hitachi Metals Ltd.	52,000	608,949
Common Stocks - continued
	Shares	Value
Japan - continued
Hogy Medical Co.	15,700	$ 804,202
Hokuhoku Financial Group, Inc.	301,000	1,423,805
Honeys Co. Ltd.	9,400	733,862
Horiba Ltd.	32,000	924,572
Hoya Corp.	19,200	769,113
Iino Kaiun Kaisha Ltd.	164,000	1,355,834
Index Corp. (d)	501	1,033,342
INPEX Corp.	61	623,881
Intelligent Wave, Inc.	655	2,048,794
Ise Chemical Corp.	211,000	1,411,702
Ishikawajima-Harima Heavy Industries Co. Ltd. (a)	271,000	886,934
Itochushokuhin Co. Ltd.	26,800	1,231,160
Japan Asia Investment Co. Ltd.	159,000	1,334,825
Japan Logistics Fund, Inc.	95	655,842
Japan Wool Textile Co. Ltd.	87,000	824,546
Jeans Mate Corp.	108,800	2,044,694
JSR Corp.	51,400	1,528,901
Juroku Bank Ltd.	49,000	365,840
Kamigumi Co. Ltd.	55,000	485,170
Kansai Urban Banking Corp.	182,000	960,181
Keihanshin Real Estate Co. Ltd.	136,000	1,140,578
Kibun Food Chemifa Co. Ltd.	14,700	288,162
KOEI Co. Ltd.	24,830	632,760
Komatsu Electron Metals Co. Ltd.	26,000	654,820
Konica Minolta Holdings, Inc. (a)	103,000	1,154,394
Kura Corp. Ltd.	75	489,005
Kuraray Co. Ltd.	74,500	878,151
Kurita Water Industries Ltd.	40,400	945,180
livedoor MARKETING Co. Ltd. (a)	8,516	18,145
Lopro Corp. (d)	75,100	408,368
Mac House Co. Ltd.	16,700	520,941
Matsushita Electric Industrial Co. Ltd.	82,000	1,785,140
Meiko Electronics Co. Ltd.	13,900	1,136,120
Miraca Holdings, Inc.	29,500	656,226
Mitsubishi Corp.	84,800	1,980,329
Mitsubishi Estate Co. Ltd.	72,000	1,672,207
Mitsui & Co. Ltd.	149,000	2,142,359
Mitsui Sugar Co. Ltd.	151,000	814,651
Mizuho Financial Group, Inc.	495	4,050,115
Nabtesco Corp.	60,000	769,113
Nafco Co. Ltd.	4,400	205,506
NEC Corp.	186,000	1,204,807
Common Stocks - continued
	Shares	Value
Japan - continued
Nidec Corp.	12,300	$ 1,126,950
Nihon Inter Electronics Corp.	36,000	383,227
Nikko Cordial Corp.	81,500	1,294,775
Nintendo Co. Ltd.	14,200	1,947,311
Nippon Chemi-con Corp.	46,000	321,879
Nippon Electric Glass Co. Ltd.	111,000	2,923,293
Nippon Mining Holdings, Inc.	135,500	1,112,132
Nishi-Nippon City Bank Ltd.	176,000	1,042,530
Nissan Chemical Industries Co. Ltd.	32,000	517,106
Nissin Co. Ltd.	497,300	1,017,233
Nitto Denko Corp.	14,300	1,210,253
Nittoku Engineering Co. Ltd.	51,000	669,394
NOK Corp.	39,100	1,199,693
NTN Corp.	85,000	675,914
Oenon Holdings, Inc.	335,000	1,247,720
Ohashi Technica, Inc.	44,800	1,113,032
OMC Card, Inc.	22,000	449,075
Omron Corp.	19,800	466,607
Organo Corp.	20,000	189,551
Oricon, Inc.	179	317,327
ORIX Corp.	5,200	1,345,095
Otsuka Corp.	6,700	764,050
Parco Co. Ltd.	79,100	1,006,531
Point, Inc.	9,700	781,258
Renown D'urban Holdings, Inc. (a)	70,400	876,025
Santen Pharmaceutical Co. Ltd.	31,700	824,043
Sasakura Engineering Co. Ltd.	23,000	307,764
SBI Holdings, Inc. (d)	1,350	851,445
SFCG Co. Ltd.	3,870	883,638
Shin Nippon Biomedical Laboratories Ltd.	40,000	677,406
Shoei Co.	19,500	593,326
Shoei Co. Ltd.	51,000	1,121,452
Showa Denko KK	325,000	1,426,532
Software Research Association (SRA)	11,400	264,280
Sompo Japan Insurance, Inc.	129,000	1,833,904
Sony Corp.	52,700	2,577,030
St. Marc Holdings Co. Ltd. (a)	10,700	692,176
Stanley Electric Co. Ltd.	204,900	4,278,573
Sumco Corp.	27,100	1,464,365
Sumitomo Electric Industries Ltd.	98,400	1,631,194
Sumitomo Forestry Co. Ltd.	83,000	898,406
Sumitomo Heavy Industries Ltd.	144,000	1,283,764
Common Stocks - continued
	Shares	Value
Japan - continued
Sumitomo Mitsui Financial Group, Inc.	589	$ 6,877,437
Sumitomo Realty & Development Co. Ltd.	91,000	2,063,070
Sunx Ltd.	69,600	1,809,256
Sysmex Corp.	15,200	593,335
T&D Holdings, Inc.	29,350	2,093,748
Takara Holdings, Inc.	52,000	313,338
Take & Give Needs Co. Ltd. (a)	772	1,362,005
Takeda Pharamaceutical Co. Ltd.	23,600	1,335,583
Teijin Ltd.	140,000	954,573
Telewave, Inc.	131	1,110,926
Teraoka Seisakusho Co. Ltd.	47,300	548,266
Terumo Corp.	22,100	630,998
The Goodwill Group, Inc. (d)	351	915,418
The Keiyo Bank Ltd.	121,000	966,309
The Sumitomo Warehouse Co. Ltd.	81,000	669,650
Toc Co. Ltd.	91,000	593,326
Token Corp.	5,500	376,886
Tokuyama Corp.	30,000	568,908
Tokyo Tomin Bank Ltd.	24,900	1,069,599
Toshiba Corp.	131,000	838,498
Toyo Engineering Corp.	179,000	1,234,220
Toyoda Gosei Co. Ltd.	47,600	941,209
Toyota Motor Corp.	108,100	5,605,525
Trend Micro, Inc.	29,000	966,419
Tsutsumi Jewelry Co. Ltd.	18,100	732,762
Uni-Charm Corp.	10,300	486,338
UNY Co. Ltd.	12,000	187,880
Urban Corp. (d)	14,000	1,302,992
Usen Corp.	28,360	773,477
USS Co. Ltd.	5,290	336,796
Valor Co. Ltd.	38,500	1,555,357
Workman Co. Ltd.	38,900	1,511,838
Yachiyo Industry Co. Ltd.	2,000	44,490
Yahoo! Japan Corp.	899	1,218,282
Yaskawa Electric Corp. (a)(d)	68,000	814,284
Yokogawa Electric Corp.	53,700	1,018,346
TOTAL JAPAN		172,477,672
Korea (South) - 1.1%
Phoenix PDE Co. Ltd.	151,880	767,415
Common Stocks - continued
	Shares	Value
Korea (South) - continued
S.M. Entertainment Co. Ltd.	65,925	$ 734,889
SFA Engineering Corp.	16,000	424,224
TOTAL KOREA (SOUTH)		1,926,528
TOTAL COMMON STOCKS (Cost $140,867,126)		174,404,200
Money Market Funds - 5.9%

Fidelity Cash Central Fund, 4.46% (b)	1,896,463	1,896,463
Fidelity Securities Lending Cash Central Fund, 4.48% (b)(c)	8,397,620	8,397,620
TOTAL MONEY MARKET FUNDS (Cost $10,294,083)		10,294,083
TOTAL INVESTMENT PORTFOLIO - 104.9% (Cost $151,161,209)		184,698,283
NET OTHER ASSETS - (4.9)%		(8,545,715)
NET ASSETS - 100%		$ 176,152,568
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income received by the fund from the affiliated Central funds is as follows:
Fund	Income received
Fidelity Cash Central Fund	$ 43,564
Fidelity Securities Lending Cash Central Fund	47,627
Total	$ 91,191
Income Tax Information

At January 31, 2006, the aggregate cost of investment securities for income tax purposes was $152,167,094. Net unrealized appreciation aggregated $32,531,189, of which $36,091,318 related to appreciated investment securities and $3,560,129 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Korea Fund
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2006

1.813048.101

AKOR-QTLY-0306

Investments January 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.6%
	Shares	Value
CONSUMER DISCRETIONARY - 12.3%
Auto Components - 2.0%
Hyundai Mobis	12,600	$ 1,096,086
INZI Controls Co. Ltd.	26,900	269,037
		1,365,123
Automobiles - 2.9%
Hyundai Motor Co.	21,100	1,916,843
Distributors - 1.3%
Dong Suh Companies, Inc.	8,582	240,954
Hyundai Department Store H&S Co. Ltd.	7,860	601,863
		842,817
Hotels, Restaurants & Leisure - 1.2%
Hana Tour Service, Inc.	17,132	831,729
Household Durables - 1.5%
LG Electronics, Inc.	9,640	838,593
Woongjin Coway Co. Ltd.	7,280	203,640
		1,042,233
Media - 1.2%
IHQ, Inc. (a)	59,730	472,927
S.M. Entertainment Co. Ltd.	29,673	330,775
		803,702
Multiline Retail - 2.0%
Hyundai Department Store Co. Ltd.	11,570	1,313,855
Textiles, Apparel & Luxury Goods - 0.2%
Handsome Co. Ltd.	7,200	129,393
TOTAL CONSUMER DISCRETIONARY		8,245,695
CONSUMER STAPLES - 6.0%
Food & Staples Retailing - 2.3%
Shinsegae Co. Ltd.	2,904	1,542,959
Food Products - 1.8%
Orion Corp.	4,510	1,216,926
Household Products - 1.5%
LG Household & Health Care Ltd.	15,310	988,905
Personal Products - 0.4%
AmorePacific Corp.	790	282,299
TOTAL CONSUMER STAPLES		4,031,089
Common Stocks - continued
	Shares	Value
ENERGY - 4.1%
Oil, Gas & Consumable Fuels - 4.1%
GS Holdings Corp.	37,530	$ 1,053,720
S-Oil Corp.	4,840	345,905
SK Corp.	21,280	1,319,096
		2,718,721
FINANCIALS - 20.2%
Capital Markets - 4.3%
Daewoo Securities Co. Ltd. (a)	47,520	886,170
kiwoom.com Securities Co. Ltd.	24,323	976,853
Korea Investment Holdings Co. Ltd.	18,710	771,892
LG Investment & Securities Co. Ltd.	9,990	232,611
		2,867,526
Commercial Banks - 11.0%
Industrial Bank of Korea	92,240	1,648,053
Kookmin Bank	38,780	3,094,741
Shinhan Financial Group Co. Ltd.	20,692	884,919
Woori Finance Holdings Co. Ltd.	88,940	1,760,510
		7,388,223
Consumer Finance - 0.9%
LG Card Co. Ltd. (a)	10,710	599,172
Insurance - 4.0%
Korean Reinsurance Co.	93,860	982,730
Meritz Fire& Marine Insurance Co. Ltd.	8,190	472,695
Samsung Fire & Marine Insurance Co. Ltd.	9,280	1,227,833
		2,683,258
TOTAL FINANCIALS		13,538,179
HEALTH CARE - 1.8%
Pharmaceuticals - 1.8%
Boryung Pharmaceutical Co. Ltd.	39	1,702
Chong Kun Dang Pharmaceutical Corp.	4,213	145,061
Hanmi Pharm Co. Ltd.	7,611	915,823
Yuhan Corp.	629	113,694
		1,176,280
INDUSTRIALS - 19.8%
Construction & Engineering - 7.5%
Daelim Industrial Co.	4,470	372,551
Daewoo Engineering & Construction Co. Ltd.	18,910	257,093
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - continued
Doosan Heavy Industries & Construction Co. Ltd.	42,650	$ 1,548,494
Hyundai Engineering & Construction Co. Ltd. (a)	27,970	1,369,550
Hyundai Industrial Development & Construction Co.	4,160	164,689
Kyeryong Construction Industrial Co. Ltd.	23,230	738,137
LG Engineering & Construction Co. Ltd.	11,390	579,070
		5,029,584
Electrical Equipment - 0.2%
LS Industrial Systems Ltd.	5,370	165,038
Industrial Conglomerates - 1.9%
LG Corp.	34,770	1,262,395
Machinery - 5.7%
Daewoo Heavy Industries & Machinery Ltd.	65,610	1,093,648
Hanjin Heavy Industries & Construction Co. Ltd.	12,230	300,058
Hyundai Elevator Co. Ltd.	7,460	544,032
Hyundai Heavy Industries Co. Ltd.	4,730	344,943
Hyundai Mipo Dockyard Co. Ltd.	16,160	1,082,530
NEPES Corp. Ltd. (a)	17,958	337,694
TSM Tech Co. Ltd.	8,454	148,846
		3,851,751
Trading Companies & Distributors - 4.5%
LG International Corp.	19,470	460,447
Samsung Corp.	98,440	2,533,123
		2,993,570
TOTAL INDUSTRIALS		13,302,338
INFORMATION TECHNOLOGY - 20.5%
Electronic Equipment & Instruments - 2.4%
EMW Antenna Co. Ltd.	8,090	192,585
LG.Philips LCD Co. Ltd. (a)	26,080	1,194,137
Samsung SDI Co. Ltd.	2,160	217,830
		1,604,552
Internet Software & Services - 5.1%
CDNetworks Co. Ltd.	38,683	1,156,617
NHN Corp. (a)	7,551	2,230,994
		3,387,611
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 12.6%
Hynix Semiconductor, Inc. (a)	62,020	$ 2,410,062
Samsung Electronics Co. Ltd.	7,870	6,067,280
		8,477,342
Software - 0.4%
NCsoft Corp. (a)	3,310	272,422
TOTAL INFORMATION TECHNOLOGY		13,741,927
MATERIALS - 5.8%
Chemicals - 1.1%
Hanwha Chemical Corp.	43,840	723,915
Metals & Mining - 4.7%
Korea Zinc Co. Ltd.	17,820	1,080,484
Poongsan Corp.	2,740	59,946
POSCO	8,920	2,049,090
		3,189,520
TOTAL MATERIALS		3,913,435
TELECOMMUNICATION SERVICES - 2.6%
Wireless Telecommunication Services - 2.6%
KT Freetel Co. Ltd.	8,400	206,090
SK Telecom Co. Ltd.	7,740	1,548,210
		1,754,300
UTILITIES - 3.5%
Electric Utilities - 3.5%
Korea Electric Power Corp.	54,180	2,342,474
TOTAL COMMON STOCKS (Cost $47,767,713)		64,764,438
Nonconvertible Preferred Stocks - 2.7%

CONSUMER DISCRETIONARY - 2.7%
Automobiles - 1.4%
Hyundai Motor Co.	12,900	740,507
Hyundai Motor Co. Series 2	3,630	206,862
		947,369
Nonconvertible Preferred Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - 1.3%
LG Electronics, Inc.	15,050	$ 838,838
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $1,915,810)		1,786,207
Money Market Funds - 12.0%

Fidelity Cash Central Fund, 4.46% (b) (Cost $8,028,878)	8,028,878	8,028,878
TOTAL INVESTMENT PORTFOLIO - 111.3% (Cost $57,712,401)		74,579,523
NET OTHER ASSETS - (11.3)%		(7,546,510)
NET ASSETS - 100%		$ 67,033,013
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income received by the fund from the affiliated Central funds is as follows:
Fund	Income received
Fidelity Cash Central Fund	$ 13,107
Income Tax Information

At January 31, 2006, the aggregate cost of investment securities for income tax purposes was $57,729,655. Net unrealized appreciation aggregated $16,849,868, of which $17,686,638 related to appreciated investment securities and $836,770 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor
Latin America Fund
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2006

1.813051.101

ALAF-QTLY-0306

Investments January 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.2%
	Shares	Value
Brazil - 52.8%
AES Tiete SA (PN)	7,500,000	$ 195,943
Aracruz Celulose SA (PN-B) sponsored ADR	15,004	588,757
Arcelor Brasil SA	18,946	279,993
Banco Bradesco SA:
(PN)	44,028	1,720,715
(PN) sponsored ADR (non-vtg.) (d)	61,800	2,468,292
Banco Itau Holding Financeira SA:
(PN)	90,290	2,712,374
sponsored ADR (non-vtg.)	32,100	977,445
Banco Nossa Caixa SA	18,200	436,899
Centrais Electricas Brasileiras SA (Electrobras) (PN-B)	15,352,800	288,039
Companhia de Bebidas das Americas (AmBev):
(PN) sponsored ADR	28,700	1,175,552
sponsored ADR	2,460	85,485
Companhia de Concessoes Rodoviarias	5,900	239,788
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) sponsored ADR	9,000	186,660
Companhia Energetica de Minas Gerais (CEMIG) (PN) sponsored ADR (non-vtg.)	7,700	365,442
Companhia Paranaense de Energia-Copel (PN-B) sponsored ADR	9,100	84,357
Companhia Siderurgica Nacional SA (CSN) sponsored ADR (d)	90,400	2,621,600
Companhia Vale do Rio Doce:
(PN-A)	7,600	333,273
(PN-A) sponsored ADR (non-vtg.)	52,000	2,307,760
sponsored ADR	47,100	2,414,817
Cosan SA Industria E Comercio	7,400	298,576
Diagnosticos da America SA (a)	14,000	357,595
Embraer - Empresa Brasileira de Aeronautica SA sponsored ADR	19,200	780,480
Embratel Participacoes SA sponsored ADR (a)(d)	59,800	789,360
Energias do Brasil SA	22,100	330,301
Gerdau SA	5,600	94,759
Gerdau SA sponsored ADR	49,035	1,068,963
Lojas Renner SA	13,600	577,939
Natura Cosmeticos SA	2,800	150,000
Petroleo Brasileiro SA Petrobras:
(ON)	7,000	162,658
(PN)	94,000	1,982,414
(PN) sponsored ADR (non-vtg.)	37,300	3,215,260
sponsored ADR	40,300	3,808,350
Tam SA (PN) (a)	53,800	1,289,060
Common Stocks - continued
	Shares	Value
Brazil - continued
Tele Norte Leste Participacoes SA	7,400	$ 171,050
Tele Norte Leste Participacoes SA sponsored ADR (non-vtg.)	60,568	1,075,688
TIM Participacoes SA sponsored ADR (non-vtg.)	4,400	163,900
Tractebel Energia SA	47,800	339,268
Uniao de Bancos Brasileiros SA (Unibanco):
unit	7,400	124,448
GDR	42,000	3,537,240
Usinas Siderurgicas de Minas Gerais SA (Usiminas) (PN-A)	92,800	3,016,000
Votorantim Celulose e Papel SA:
(PN) (non-vtg.)	3,180	38,988
sponsored ADR (non-vtg.)	77,150	962,061
TOTAL BRAZIL		43,817,549
Canada - 2.0%
Gerdau AmeriSteel Corp.	119,300	890,338
Glamis Gold Ltd. (a)	11,600	370,931
Meridian Gold, Inc. (a)	14,700	396,879
TOTAL CANADA		1,658,148
Cayman Islands - 0.4%
Apex Silver Mines Ltd. (a)	21,200	339,836
Chile - 6.1%
Compania Acero del Pacifico SA	88,247	1,218,587
Compania de Telecomunicaciones de Chile SA sponsored ADR	26,600	235,410
Compania Sudamericana de Vapores	120,821	192,772
Empresa Nacional de Electricidad SA sponsored ADR	23,400	741,078
Enersis SA sponsored ADR	41,525	503,283
Inversiones Aguas Metropolitanas SA ADR (a)(e)	38,700	774,000
Lan Airlines SA sponsored ADR	32,800	1,239,840
Vina Concha y Toro SA sponsored ADR	4,985	143,119
TOTAL CHILE		5,048,089
Luxembourg - 0.4%
Tenaris SA sponsored ADR	1,784	289,811
Mexico - 31.5%
Alsea SA de CV	51,500	158,792
America Movil SA de CV Series L sponsored ADR	216,400	7,299,170
AXTEL SA de CV unit	74,034	181,270
Cemex SA de CV sponsored ADR	66,944	4,416,965
Consorcio ARA SA de CV	44,900	215,057
Corporacion Geo SA de CV Series B (a)	210,800	723,844
Fomento Economico Mexicano SA de CV sponsored ADR	23,621	1,850,469
Common Stocks - continued
	Shares	Value
Mexico - continued
Gruma SA de CV Series B	31,100	$ 115,040
Grupo Mexico SA de CV Series B	722,426	2,024,792
Grupo Modelo SA de CV Series C	100,000	371,053
Grupo Televisa SA de CV	50,400	210,562
Grupo Televisa SA de CV (CPO) sponsored ADR	23,939	2,000,103
Industrias Penoles SA de CV	89,100	597,228
Sare Holding SA de CV Series B (a)	261,500	325,521
Telefonos de Mexico SA de CV Series L sponsored ADR	117,002	2,777,627
Urbi, Desarrollos Urbanos, SA de CV (a)	74,800	551,371
Wal-Mart de Mexico SA de CV Series V	402,095	2,336,354
TOTAL MEXICO		26,155,218
Peru - 0.9%
Compania de Minas Buenaventura SA sponsored ADR	26,400	731,808
Spain - 0.5%
Banco Bilbao Vizcaya Argentaria SA sponsored ADR	19,700	398,728
United States of America - 1.6%
Newmont Mining Corp.	8,600	531,480
Southern Copper Corp.	9,400	818,740
TOTAL UNITED STATES OF AMERICA		1,350,220
TOTAL COMMON STOCKS (Cost $50,561,468)		79,789,407
Investment Companies - 1.3%

United States of America - 1.3%
iShares S&P Latin America 40 Index Fund (Cost $817,215)	7,500	1,082,550
Money Market Funds - 6.6%
	Shares	Value
Fidelity Cash Central Fund, 4.46% (b)	1,772,490	$ 1,772,490
Fidelity Securities Lending Cash Central Fund, 4.48% (b)(c)	3,678,250	3,678,250
TOTAL MONEY MARKET FUNDS (Cost $5,450,740)		5,450,740
TOTAL INVESTMENT PORTFOLIO - 104.1% (Cost $56,829,423)		86,322,697
NET OTHER ASSETS - (4.1)%		(3,394,948)
NET ASSETS - 100%		$ 82,927,749
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $774,000 or 0.9% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income received by the fund from the affiliated Central funds is as follows:
Fund	Income received
Fidelity Cash Central Fund	$ 18,506
Fidelity Securities Lending Cash Central Fund	1,271
Total	$ 19,777
Income Tax Information

At January 31, 2006, the aggregate cost of investment securities for income tax purposes was $56,958,200. Net unrealized appreciation aggregated $29,364,497, of which $29,574,716 related to appreciated investment securities and $210,219 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Overseas Fund Class A
Class T
Class B
Class C
Institutional Class

January 31, 2006

1.813050.101

OS-QTLY-0306

Investments January 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value (000s)
Australia - 0.9%
BHP Billiton Ltd.	344,600	$ 6,797
Computershare Ltd.	539,700	2,820
Rio Tinto Ltd.	32,300	1,857
TOTAL AUSTRALIA		11,474
Austria - 0.5%
OMV AG	86,800	6,134
Belgium - 0.6%
InBev SA	83,900	3,953
Umicore SA	22,900	3,014
TOTAL BELGIUM		6,967
Brazil - 0.1%
Lojas Renner SA	36,400	1,547
Canada - 0.5%
Cameco Corp.	44,700	3,524
Talisman Energy, Inc.	37,800	2,300
TOTAL CANADA		5,824
Cayman Islands - 0.0%
Suntech Power Holdings Co. Ltd. sponsored ADR	5,500	234
China - 0.1%
China Techfaith Wireless Communication Technology Ltd. sponsored ADR (d)	76,100	1,157
Egypt - 0.2%
Orascom Telecom SAE GDR	30,700	2,032
Telecom Egypt SAE GDR (a)(e)	3,771	60
TOTAL EGYPT		2,092
Finland - 1.2%
Neste Oil Oyj	94,300	3,048
Nokia Corp.	631,800	11,612
TOTAL FINLAND		14,660
France - 10.8%
Accor SA	111,912	6,709
Alstom SA (a)	85,100	6,469
AXA SA	191,996	6,503
BNP Paribas SA	81,481	7,268
Carrefour SA	44,300	2,092
CNP Assurances	39,700	3,450
Common Stocks - continued
	Shares	Value (000s)
France - continued
Compagnie Generale de Geophysique SA (a)	22,300	$ 2,900
Financiere Marc de Lacharriere SA (Fimalac)	44,300	3,265
France Telecom SA	43,499	991
Groupe Danone	47,600	5,189
Hermes International SA	9,900	2,551
Ingenico SA	138,100	2,632
L'Air Liquide SA	33,400	6,868
L'Oreal SA	61,534	4,995
Lagardere S.C.A. (Reg.)	48,400	3,859
Louis Vuitton Moet Hennessy (LVMH)	41,800	3,772
Neopost SA	33,600	3,379
Pernod Ricard SA	28,500	5,299
Remy Cointreau SA	23,200	1,133
Safran SA	177,100	4,679
Sanofi-Aventis sponsored ADR	272,200	12,521
Silicon On Insulator Technologies SA (SOITEC) (a)	139,000	3,439
Total SA Series B	77,997	21,579
Vallourec SA	3,200	2,244
Vinci SA	34,500	3,210
Vivendi Universal SA sponsored ADR	177,300	5,551
TOTAL FRANCE		132,547
Germany - 10.0%
Aareal Bank AG (a)	69,100	2,933
Adidas-Salomon AG	18,400	3,848
ADVA AG Optical Networking (a)	154,800	1,375
Allianz AG (Reg.)	36,800	5,943
BASF AG	74,832	5,895
Bayer AG	167,700	7,012
DaimlerChrysler AG	151,700	8,695
Deutsche Bank AG (NY Shares)	43,200	4,641
Deutsche Post AG	222,800	6,279
Deutsche Postbank AG	39,800	2,655
Deutsche Telekom AG sponsored ADR	60,400	957
E.ON AG	123,979	13,884
ESCADA AG (a)	160,488	5,141
GFK AG	62,893	2,598
Heidelberger Druckmaschinen AG	152,700	6,755
Hugo Boss AG	100,700	4,259
Hypo Real Estate Holding AG	68,400	4,464
IWKA AG	89,100	2,345
MPC Muenchmeyer Petersen Capital AG	20,700	1,831
Common Stocks - continued
	Shares	Value (000s)
Germany - continued
Pfleiderer AG (a)	60,200	$ 1,394
Q-Cells AG	18,300	1,882
SAP AG sponsored ADR	231,100	11,872
SGL Carbon AG (a)	241,400	4,401
Siemens AG sponsored ADR	62,100	5,688
Software AG (Bearer)	47,800	2,559
United Internet AG	68,900	3,099
TOTAL GERMANY		122,405
Gibraltar - 0.1%
PartyGaming PLC	574,400	1,310
Greece - 0.4%
Cosmote Mobile Telecommunications SA	200,000	4,618
Hong Kong - 1.1%
Esprit Holdings Ltd.	393,500	3,367
Hong Kong Exchanges & Clearing Ltd.	889,500	4,270
Hutchison Whampoa Ltd.	215,700	2,168
SIM Technology Group	5,248,000	1,448
Wharf Holdings Ltd.	709,000	2,689
TOTAL HONG KONG		13,942
India - 1.2%
Bajaj Auto Ltd.	51,100	2,507
Cipla Ltd.	212,928	2,144
Housing Development Finance Corp. Ltd.	100,820	3,075
Infosys Technologies Ltd.	49,394	3,239
Satyam Computer Services Ltd.	195,397	3,322
Suzlon Energy Ltd.	1,160	31
TOTAL INDIA		14,318
Ireland - 1.5%
Allied Irish Banks PLC	332,900	7,466
DEPFA BANK PLC	194,000	3,322
Irish Life & Permanent PLC	233,800	4,987
Ryanair Holdings PLC sponsored ADR (a)	54,900	3,005
TOTAL IRELAND		18,780
Israel - 0.4%
Bank Hapoalim BM (Reg.)	990,500	4,550
Common Stocks - continued
	Shares	Value (000s)
Italy - 3.2%
Azimut Holdings Spa	211,200	$ 2,005
Banca Intesa Spa	993,300	5,653
Banche Popolari Unite SCpA.	160,800	3,770
ENI Spa	395,291	11,987
FASTWEB Spa (a)	44,100	2,137
Pirelli & C. Real Estate Spa	31,800	1,826
Unicredito Italiano Spa	1,615,700	11,536
TOTAL ITALY		38,914
Japan - 22.0%
Aeon Co. Ltd.	347,400	9,149
Aeon Fantasy Co. Ltd. (d)	5,700	251
Aoyama Trading Co. Ltd.	76,800	2,546
Astellas Pharma, Inc.	146,000	6,035
Canon, Inc.	115,800	6,973
Credit Saison Co. Ltd.	69,200	3,102
Daiwa Securities Group, Inc.	333,700	3,916
Denso Corp.	134,900	4,748
E*TRADE Securities Co. Ltd. (d)	2,400	6,771
Fuji Television Network, Inc.	1,237	3,089
Fujitsu Ltd.	703,000	6,195
Honeys Co. Ltd. (d)	24,800	1,936
Hoya Corp.	131,600	5,272
Ibiden Co. Ltd.	53,700	3,012
Intelligent Wave, Inc.	800	2,502
JAFCO Co. Ltd.	55,400	4,523
JFE Holdings, Inc.	86,200	3,093
Kansai Urban Banking Corp.	481,400	2,540
Kanto Tsukuba Bank Ltd. (a)	73,100	1,611
KDDI Corp.	200	1,057
KOEI Co. Ltd. (d)	101,530	2,587
Konami Corp.	66,700	1,509
Kose Corp.	89,100	3,858
Kyushu-Shinwa Holdings, Inc. (a)(d)	1,595,900	4,393
Marui Co. Ltd.	126,400	2,322
Matsushita Electric Industrial Co. Ltd.	112,000	2,438
Matsushita Electric Industrial Co. Ltd. ADR	29,000	631
Millea Holdings, Inc.	210	4,030
Mitsubishi Estate Co. Ltd.	257,000	5,969
Mitsubishi UFJ Financial Group, Inc. (d)	557	8,049
Mitsui & Co. Ltd.	319,000	4,587
Mitsui Fudosan Co. Ltd.	56,000	1,179
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Mitsui Trust Holdings, Inc.	233,300	$ 3,446
Mizuho Financial Group, Inc.	600	4,909
Murata Manufacturing Co. Ltd.	50,000	3,622
Nafco Co. Ltd.	66,400	3,101
Nikko Cordial Corp.	537,000	8,531
Nintendo Co. Ltd.	25,800	3,538
Nippon Electric Glass Co. Ltd.	172,000	4,530
Nippon Express Co. Ltd.	303,000	1,846
Nippon Steel Corp.	953,000	3,525
Nishimatsuya Chain Co. Ltd.	90,000	1,994
Nitto Denko Corp.	92,100	7,795
NTN Corp.	161,000	1,280
OMC Card, Inc.	162,600	3,319
ORIX Corp.	24,200	6,260
Seiyu Ltd. (a)(d)	838,000	2,650
Sompo Japan Insurance, Inc.	184,700	2,626
Sony Corp. sponsored ADR	155,100	7,584
St. Marc Holdings Co. Ltd. (a)	20,000	1,294
Sumitomo Mitsui Financial Group, Inc.	870	10,159
T&D Holdings, Inc.	112,200	8,004
Takashimaya Co. Ltd. (d)	388,000	6,071
Takefuji Corp.	55,520	3,341
The Keiyo Bank Ltd.	622,000	4,967
The Sumitomo Warehouse Co. Ltd. (d)	377,000	3,117
Tokuyama Corp.	189,000	3,584
Tokyo Electron Ltd.	42,000	3,218
Toyota Motor Corp.	430,400	22,318
Ufj Nicos Co. Ltd.	243,000	2,576
Xebio Co. Ltd.	43,000	2,389
Yahoo! Japan Corp.	3,650	4,946
Yamada Denki Co. Ltd.	15,200	1,959
TOTAL JAPAN		268,372
Korea (South) - 0.7%
Lotte Shopping Co. Ltd. GDR (a)(e)	62,200	1,286
Samsung Electronics Co. Ltd.	3,400	2,621
Shinsegae Co. Ltd.	8,090	4,298
TOTAL KOREA (SOUTH)		8,205
Luxembourg - 0.3%
SES Global unit	229,400	4,224
Common Stocks - continued
	Shares	Value (000s)
Mexico - 0.3%
Fomento Economico Mexicano SA de CV sponsored ADR	47,900	$ 3,752
Netherlands - 3.2%
ABN-AMRO Holding NV	205,100	5,675
DSM NV	124,100	5,553
EADS NV	103,400	4,053
ING Groep NV (Certificaten Van Aandelen)	135,246	4,835
Koninklijke KPN NV	396,700	3,833
Koninklijke Numico NV (a)	71,200	3,236
Tele Atlas NV (a)(d)	61,700	1,681
Unilever NV (NY Shares)	31,700	2,225
VNU NV	252,140	8,448
TOTAL NETHERLANDS		39,539
Norway - 1.3%
DnB NOR ASA	518,300	5,805
Ocean RIG ASA (a)(d)	184,300	2,438
Statoil ASA	206,100	5,670
Yara International ASA	151,600	2,245
TOTAL NORWAY		16,158
Russia - 0.2%
Vimpel Communications sponsored ADR (a)	38,200	1,788
South Africa - 0.9%
FirstRand Ltd.	1,018,600	3,252
Foschini Ltd.	115,000	1,101
MTN Group Ltd.	250,000	2,603
Nedbank Group Ltd.	225,500	3,981
TOTAL SOUTH AFRICA		10,937
Spain - 1.6%
Banco Bilbao Vizcaya Argentaria SA	209,400	4,238
Banco Pastor SA (Reg.)	38,200	1,896
Banco Santander Central Hispano SA sponsored ADR	300,000	4,281
Gestevision Telecinco SA	1,700	42
Telefonica SA	581,848	8,869
TOTAL SPAIN		19,326
Sweden - 1.6%
Eniro AB	233,800	3,048
Gambro AB (A Shares)	224,400	2,630
Common Stocks - continued
	Shares	Value (000s)
Sweden - continued
Modern Times Group AB (MTG) (B Shares) (a)	86,100	$ 4,195
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	277,700	10,130
TOTAL SWEDEN		20,003
Switzerland - 8.5%
ABB Ltd. (Reg.) (a)	347,759	3,782
Clariant AG (Reg.)	190,900	2,882
Compagnie Financiere Richemont unit	135,300	6,155
Credit Suisse Group (Reg.)	179,804	10,522
Nestle SA (Reg.)	42,881	12,580
Nobel Biocare Holding AG (Switzerland)	18,700	4,243
Novartis AG (Reg.)	351,054	19,364
Roche Holding AG (participation certificate)	110,884	17,523
Societe Generale de Surveillance Holding SA (SGS) (Reg.)	6,700	6,285
Syngenta AG (Switzerland)	30,800	3,933
UBS AG (Reg.)	147,331	16,030
TOTAL SWITZERLAND		103,299
Taiwan - 0.1%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	184,000	1,272
Thailand - 0.1%
Bangkok Bank Ltd. PCL (For. Reg.)	176,600	563
Turkey - 0.4%
Dogan Yayin Holding AS	1,129,000	5,287
United Arab Emirates - 0.2%
Investcom LLC GDR	157,500	2,774
United Kingdom - 22.7%
Admiral Group PLC	234,900	2,154
Amvescap PLC	318,500	2,909
Anglo American PLC (United Kingdom)	182,700	7,020
AstraZeneca PLC (United Kingdom)	209,400	10,185
BAE Systems PLC	918,100	6,811
Barclays PLC	376,900	4,026
Benfield Group PLC	572,200	3,670
BG Group PLC	733,800	8,289
BHP Billiton PLC	396,802	7,331
Body Shop International PLC	792,000	3,128
BP PLC	2,151,908	25,939
British Land Co. PLC	342,300	6,997
Cadbury Schweppes PLC	453,100	4,449
Corin Group PLC	132,100	751
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
Diageo PLC	419,600	$ 6,296
Eircom Group PLC	707,800	1,598
EMI Group PLC	723,000	3,273
Gallaher Group PLC	179,400	2,772
GlaxoSmithKline PLC	723,500	18,536
Gyrus Group PLC (a)	759,600	5,561
HBOS PLC	139,400	2,451
Hilton Group PLC	891,300	5,775
HSBC Holdings PLC (United Kingdom) (Reg.)	1,020,567	16,978
Informa PLC	374,900	2,906
Intec Telecom Systems PLC (a)	1,016,300	1,306
Intertek Group PLC	80,500	1,079
ITE Group PLC	1,217,300	2,880
ITV PLC	1,906,208	3,671
Jardine Lloyd Thompson Group PLC	361,200	2,943
Lloyds TSB Group PLC	332,400	3,013
M&C Saatchi	591,000	1,062
Man Group PLC	128,897	4,687
Mothercare PLC	273,293	1,800
NETeller PLC (a)	81,600	1,137
New Star Asset Management Ltd.	211,800	1,387
Pipex Communications PLC (a)	6,359,700	1,533
Prudential PLC	672,900	6,823
Reckitt Benckiser PLC	55,900	1,836
Reuters Group PLC	803,400	6,264
Rio Tinto PLC (Reg.)	148,418	7,607
Royal Bank of Scotland Group PLC	269,500	8,342
Royal Dutch Shell PLC:
Class A sponsored ADR	233,500	15,904
Class B	99,000	3,554
Smiths Group PLC	227,400	4,013
Sportingbet PLC	505,900	3,735
Taylor Nelson Sofres PLC	610,600	2,713
Tesco PLC	801,111	4,532
Virgin Mobile Holdings (UK) PLC	166,200	1,092
Vodafone Group PLC	6,149,279	12,981
Whatman PLC	582,900	2,966
Wolseley PLC	173,100	4,169
Xstrata PLC	88,600	2,486
Yell Group PLC	268,400	2,544
TOTAL UNITED KINGDOM		277,864
Common Stocks - continued
	Shares	Value (000s)
United States of America - 1.5%
Dominion Resources, Inc.	57,200	$ 4,320
IntercontinentalExchange, Inc.	1,500	76
Janus Capital Group, Inc.	168,600	3,522
NII Holdings, Inc. (a)	24,900	1,232
NTL, Inc. (a)	27,300	1,727
Synthes, Inc.	60,998	7,306
TOTAL UNITED STATES OF AMERICA		18,183
TOTAL COMMON STOCKS (Cost $1,021,666)		1,203,019
Money Market Funds - 4.7%

Fidelity Cash Central Fund, 4.46% (b)	29,322,590	29,323
Fidelity Securities Lending Cash Central Fund, 4.48% (b)(c)	28,631,611	28,632
TOTAL MONEY MARKET FUNDS (Cost $57,955)		57,955
TOTAL INVESTMENT PORTFOLIO - 103.1% (Cost $1,079,621)		1,260,974
NET OTHER ASSETS - (3.1)%		(38,073)
NET ASSETS - 100%		$ 1,222,901
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $1,346,000 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income received by the fund from the affiliated Central funds is as follows:
Fund	Income received (Amounts in thousands)
Fidelity Cash Central Fund	$ 242
Fidelity Securities Lending Cash Central Fund	156
Total	$ 398

Income Tax Information

At January 31, 2006, the aggregate cost of investment securities for income tax purposes was $1,081,346,000. Net unrealized appreciation aggregated $179,628,000, of which $202,943,000 related to appreciated investment securities and $23,315,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Value Leaders Fund Class A
Class T
Class B
Class C
Institutional Class

January 31, 2006

1.813052.101

AVLF-QTLY-0306

Showing Percentage of Net Assets

Investments January 31, 2006 (Unaudited)

Common Stocks - 100.0%
	Shares	Value
CONSUMER DISCRETIONARY - 10.5%
Auto Components - 0.2%
Gentex Corp.	3,800	$ 63,460
Automobiles - 0.5%
Ford Motor Co.	14,000	120,120
General Motors Corp. (d)	2,600	62,556
Hyundai Motor Co.	480	43,606
		226,282
Diversified Consumer Services - 0.3%
Apollo Group, Inc. Class A (a)	1,100	61,237
Service Corp. International (SCI)	9,900	80,982
		142,219
Hotels, Restaurants & Leisure - 0.7%
McDonald's Corp.	6,000	210,060
Red Robin Gourmet Burgers, Inc. (a)	2,200	87,318
		297,378
Household Durables - 0.9%
D.R. Horton, Inc.	1,800	67,176
KB Home	1,600	121,920
Sony Corp. sponsored ADR	3,800	185,820
		374,916
Internet & Catalog Retail - 0.8%
Coldwater Creek, Inc. (a)	4,350	88,740
eBay, Inc. (a)	4,350	187,485
Expedia, Inc. (a)	1,650	42,933
IAC/InterActiveCorp (a)	1,450	42,079
		361,237
Leisure Equipment & Products - 1.2%
Eastman Kodak Co.	17,700	444,270
Leapfrog Enterprises, Inc. Class A (a)(d)	4,300	48,762
		493,032
Media - 3.3%
CBS Corp. Class B	767	20,042
Clear Channel Communications, Inc.	3,820	111,811
Clear Channel Outdoor Holding, Inc. Class A	2,100	41,895
Lamar Advertising Co. Class A (a)	4,064	186,619
Live Nation, Inc. (a)	477	8,467
Media General, Inc. Class A	1,400	66,990
News Corp. Class A	3,876	61,086
Omnicom Group, Inc.	500	40,895
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Time Warner, Inc.	11,500	$ 201,595
Univision Communications, Inc. Class A (a)	13,200	420,288
Viacom, Inc. Class B (non-vtg.) (a)	767	31,815
Walt Disney Co.	9,000	227,790
		1,419,293
Multiline Retail - 0.6%
Federated Department Stores, Inc.	2,900	193,227
KarstadtQuelle AG (a)	2,600	55,928
Lotte Shopping Co. Ltd. GDR (a)(e)	1,100	22,737
		271,892
Specialty Retail - 1.9%
Best Buy Co., Inc.	3,000	151,980
Circuit City Stores, Inc.	2,000	50,420
Eddie Bauer Holdings, Inc. (a)	1,400	21,000
Gymboree Corp. (a)	4,400	108,416
Home Depot, Inc.	7,950	322,373
Maidenform Brands, Inc.	200	2,234
Staples, Inc.	4,600	109,066
Urban Outfitters, Inc. (a)	1,600	43,696
		809,185
Textiles, Apparel & Luxury Goods - 0.1%
Deckers Outdoor Corp. (a)	1,300	41,509
TOTAL CONSUMER DISCRETIONARY		4,500,403
CONSUMER STAPLES - 4.9%
Beverages - 0.6%
Coca-Cola Enterprises, Inc.	4,100	80,934
Diageo PLC sponsored ADR	1,000	60,020
PepsiCo, Inc.	900	51,462
The Coca-Cola Co.	2,100	86,898
		279,314
Food & Staples Retailing - 1.2%
CVS Corp.	1,600	44,416
Kroger Co. (a)	13,000	239,200
Safeway, Inc.	3,700	86,728
Wal-Mart Stores, Inc.	3,000	138,330
		508,674
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - 0.2%
Nestle SA (Reg.)	332	$ 97,399
Household Products - 1.1%
Colgate-Palmolive Co.	8,300	455,587
Personal Products - 0.4%
Avon Products, Inc.	5,900	167,088
Tobacco - 1.4%
Altria Group, Inc.	8,430	609,826
TOTAL CONSUMER STAPLES		2,117,888
ENERGY - 14.6%
Energy Equipment & Services - 6.3%
BJ Services Co.	8,500	344,165
FMC Technologies, Inc. (a)	2,600	134,732
GlobalSantaFe Corp.	3,500	213,675
Halliburton Co.	8,800	700,040
National Oilwell Varco, Inc. (a)	6,782	515,907
Noble Corp.	1,000	80,440
Pride International, Inc. (a)	6,400	225,984
Schlumberger Ltd. (NY Shares)	2,450	312,253
Smith International, Inc.	4,400	198,000
		2,725,196
Oil, Gas & Consumable Fuels - 8.3%
Amerada Hess Corp.	1,000	154,800
Apache Corp.	900	67,977
Chevron Corp.	6,750	400,815
ConocoPhillips	2,200	142,340
CONSOL Energy, Inc.	700	51,030
Devon Energy Corp.	650	44,337
El Paso Corp.	10,600	142,676
Exxon Mobil Corp.	18,370	1,152,718
Houston Exploration Co. (a)	2,600	161,434
International Coal Group, Inc. (a)	2,000	20,240
Massey Energy Co.	3,100	127,875
Occidental Petroleum Corp.	1,550	151,451
OMI Corp.	3,700	64,972
Overseas Shipholding Group, Inc.	900	46,422
Quicksilver Resources, Inc. (a)	5,850	294,080
Ultra Petroleum Corp. (a)	600	41,274
USEC, Inc.	3,000	45,870
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Valero Energy Corp.	5,000	$ 312,150
XTO Energy, Inc.	3,000	147,240
		3,569,701
TOTAL ENERGY		6,294,897
FINANCIALS - 24.0%
Capital Markets - 4.6%
Bear Stearns Companies, Inc.	500	63,230
Charles Schwab Corp.	7,600	112,404
Investors Financial Services Corp.	1,700	79,798
Lehman Brothers Holdings, Inc.	1,000	140,450
Merrill Lynch & Co., Inc.	5,700	427,899
Morgan Stanley	5,700	350,265
Nomura Holdings, Inc.	7,900	154,129
Nuveen Investments, Inc. Class A	900	40,833
State Street Corp.	5,800	350,668
TradeStation Group, Inc. (a)	6,400	113,216
UBS AG (NY Shares)	1,200	130,560
		1,963,452
Commercial Banks - 3.9%
Banco Bradesco SA (PN) sponsored ADR (non-vtg.)	4,400	175,736
Bank of America Corp.	13,792	610,020
Kookmin Bank sponsored ADR	900	71,766
Korea Exchange Bank (a)	7,840	120,883
UCBH Holdings, Inc.	5,400	93,690
Wachovia Corp.	8,559	469,290
Wells Fargo & Co.	2,350	146,546
		1,687,931
Diversified Financial Services - 2.8%
Citigroup, Inc.	10,300	479,774
JPMorgan Chase & Co.	18,390	731,003
		1,210,777
Insurance - 9.5%
ACE Ltd.	8,600	470,850
American International Group, Inc.	25,940	1,698,019
Aspen Insurance Holdings Ltd.	3,300	76,494
Endurance Specialty Holdings Ltd.	1,200	39,516
Hartford Financial Services Group, Inc.	5,300	435,819
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Hilb Rogal & Hobbs Co.	3,000	$ 116,640
Montpelier Re Holdings Ltd.	1,100	21,230
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	500	67,893
Navigators Group, Inc. (a)	500	22,335
PartnerRe Ltd.	4,100	253,298
Platinum Underwriters Holdings Ltd.	2,600	79,690
Scottish Re Group Ltd.	2,300	56,626
Swiss Reinsurance Co. (Reg.)	906	67,370
The Chubb Corp.	230	21,701
The St. Paul Travelers Companies, Inc.	4,300	195,134
W.R. Berkley Corp.	6,850	338,390
XL Capital Ltd. Class A	2,000	135,320
		4,096,325
Real Estate - 1.2%
Apartment Investment & Management Co. Class A	2,400	102,048
Equity Lifestyle Properties, Inc.	1,000	46,000
Equity Residential (SBI)	3,500	148,435
General Growth Properties, Inc.	3,000	154,800
Spirit Finance Corp. (e)	300	3,612
The Mills Corp.	1,600	66,320
		521,215
Thrifts & Mortgage Finance - 2.0%
Doral Financial Corp.	6,700	72,829
Fannie Mae	8,060	466,996
Freddie Mac	2,100	142,506
Golden West Financial Corp., Delaware	1,090	76,976
Hudson City Bancorp, Inc.	6,800	84,456
W Holding Co., Inc.	1,836	15,808
		859,571
TOTAL FINANCIALS		10,339,271
HEALTH CARE - 13.1%
Biotechnology - 2.9%
Alkermes, Inc. (a)	700	17,038
Alnylam Pharmaceuticals, Inc. (a)	6,200	83,328
Amgen, Inc. (a)	750	54,668
Biogen Idec, Inc. (a)	3,100	138,725
BioMarin Pharmaceutical, Inc. (a)	8,000	93,840
Cephalon, Inc. (a)	6,700	474,963
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Genentech, Inc. (a)	600	$ 51,552
Illumina, Inc. (a)	1,400	30,016
ImClone Systems, Inc. (a)	2,300	82,869
Martek Biosciences (a)	1,200	34,560
MedImmune, Inc. (a)	3,650	124,538
ONYX Pharmaceuticals, Inc. (a)	1,000	28,090
Serologicals Corp. (a)	1,600	35,776
		1,249,963
Health Care Equipment & Supplies - 4.1%
Baxter International, Inc.	14,940	550,539
C.R. Bard, Inc.	900	57,078
Cooper Companies, Inc.	600	33,258
Dionex Corp. (a)	1,200	63,636
Foxhollow Technologies, Inc. (a)	1,000	26,870
Inverness Medical Innovations, Inc. (a)	2,900	77,865
Medtronic, Inc.	5,150	290,821
PerkinElmer, Inc.	6,100	138,714
Thermo Electron Corp. (a)	7,900	265,756
Varian Medical Systems, Inc. (a)	800	48,168
Varian, Inc. (a)	1,000	38,370
Waters Corp. (a)	4,150	174,093
		1,765,168
Health Care Providers & Services - 1.1%
Community Health Systems, Inc. (a)	1,500	54,585
Emdeon Corp. (a)	6,200	57,908
McKesson Corp.	1,000	53,000
Psychiatric Solutions, Inc. (a)	3,200	105,568
UnitedHealth Group, Inc.	2,700	160,434
WebMD Health Corp. Class A	1,400	55,916
		487,411
Pharmaceuticals - 5.0%
Allergan, Inc.	700	81,480
Johnson & Johnson	700	40,278
Merck & Co., Inc.	12,900	445,050
Pfizer, Inc.	29,800	765,264
Schering-Plough Corp.	14,140	270,781
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Teva Pharmaceutical Industries Ltd. sponsored ADR	2,850	$ 121,496
Wyeth	9,200	425,500
		2,149,849
TOTAL HEALTH CARE		5,652,391
INDUSTRIALS - 13.6%
Aerospace & Defense - 5.1%
Embraer - Empresa Brasileira de Aeronautica SA sponsored ADR	1,500	60,975
Goodrich Corp.	3,100	122,047
Hexcel Corp. (a)	6,900	144,003
Honeywell International, Inc.	40,640	1,561,389
Raytheon Co.	2,100	86,037
United Technologies Corp.	3,600	210,132
		2,184,583
Air Freight & Logistics - 0.3%
EGL, Inc. (a)	2,600	106,366
Airlines - 0.7%
ACE Aviation Holdings, Inc. Class A (a)	2,000	62,514
AirTran Holdings, Inc. (a)	5,400	91,476
JetBlue Airways Corp. (a)	5,400	70,416
Southwest Airlines Co.	2,700	44,442
US Airways Group, Inc. (a)	750	22,005
		290,853
Building Products - 0.1%
Masco Corp.	1,250	37,063
Commercial Services & Supplies - 0.7%
Equifax, Inc.	1,100	42,152
Robert Half International, Inc.	4,750	173,518
The Brink's Co.	1,900	101,080
		316,750
Construction & Engineering - 1.0%
Fluor Corp.	3,550	312,223
Jacobs Engineering Group, Inc. (a)	1,650	137,561
		449,784
Electrical Equipment - 0.5%
ABB Ltd. sponsored ADR (a)	2,700	29,484
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
Cooper Industries Ltd. Class A	600	$ 48,990
Rockwell Automation, Inc.	2,050	135,444
		213,918
Industrial Conglomerates - 3.6%
General Electric Co.	35,330	1,157,058
Smiths Group PLC	7,000	123,530
Tyco International Ltd.	10,600	276,130
		1,556,718
Machinery - 0.6%
Deere & Co.	2,600	186,576
Watts Water Technologies, Inc. Class A	2,000	67,360
		253,936
Road & Rail - 0.7%
Norfolk Southern Corp.	5,500	274,120
Old Dominion Freight Lines, Inc. (a)	800	22,832
		296,952
Trading Companies & Distributors - 0.3%
H&E Equipment Services, Inc.	100	2,310
WESCO International, Inc. (a)	2,600	124,618
		126,928
TOTAL INDUSTRIALS		5,833,851
INFORMATION TECHNOLOGY - 10.0%
Communications Equipment - 1.3%
Comverse Technology, Inc. (a)	5,750	157,493
Dycom Industries, Inc. (a)	4,200	103,572
MasTec, Inc. (a)	4,800	57,840
Motorola, Inc.	2,500	56,775
Nokia Corp. sponsored ADR	7,800	143,364
Nortel Networks Corp. (a)	13,800	41,400
		560,444
Computers & Peripherals - 2.3%
Apple Computer, Inc. (a)	800	60,408
Hewlett-Packard Co.	20,850	650,103
Palm, Inc. (a)	550	21,714
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Seagate Technology	7,900	$ 206,032
Western Digital Corp. (a)	2,600	56,836
		995,093
Electronic Equipment & Instruments - 1.7%
Agilent Technologies, Inc. (a)	9,500	322,145
Jabil Circuit, Inc. (a)	1,850	74,740
Symbol Technologies, Inc.	10,100	124,735
Trimble Navigation Ltd. (a)	1,700	68,034
Vishay Intertechnology, Inc. (a)	8,400	132,972
		722,626
Internet Software & Services - 0.8%
Digital River, Inc. (a)	800	26,864
Google, Inc. Class A (sub. vtg.) (a)	530	229,623
Yahoo!, Inc. (a)	2,500	85,850
		342,337
IT Services - 0.6%
Ceridian Corp. (a)	3,900	96,252
First Data Corp.	3,100	139,810
		236,062
Office Electronics - 0.2%
Xerox Corp. (a)	6,000	85,860
Semiconductors & Semiconductor Equipment - 1.4%
Altera Corp. (a)	2,000	38,620
Freescale Semiconductor, Inc. Class A (a)	4,000	100,640
Intel Corp.	6,300	134,001
Marvell Technology Group Ltd. (a)	1,100	75,262
Maxim Integrated Products, Inc.	1,600	65,664
Micron Technology, Inc. (a)	5,100	74,868
PMC-Sierra, Inc. (a)	3,500	33,110
Samsung Electronics Co. Ltd.	73	56,278
Teradyne, Inc. (a)	2,500	43,550
		621,993
Software - 1.7%
BEA Systems, Inc. (a)	5,969	61,899
Cognos, Inc. (a)	800	30,976
Macrovision Corp. (a)	1,600	29,744
Microsoft Corp.	10,460	294,449
NAVTEQ Corp. (a)	2,750	123,503
Oracle Corp. (a)	2,900	36,453
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Symantec Corp. (a)	5,700	$ 104,766
Ulticom, Inc. (a)	3,800	38,456
		720,246
TOTAL INFORMATION TECHNOLOGY		4,284,661
MATERIALS - 5.4%
Chemicals - 2.4%
Chemtura Corp.	6,200	77,934
Cytec Industries, Inc.	800	39,680
E.I. du Pont de Nemours & Co.	5,400	211,410
Ecolab, Inc.	2,300	82,363
Georgia Gulf Corp.	2,100	71,820
Lyondell Chemical Co.	6,880	165,189
Monsanto Co.	250	21,153
NOVA Chemicals Corp.	2,600	90,171
Praxair, Inc.	2,700	142,236
Rockwood Holdings, Inc.	3,150	66,875
Rohm & Haas Co.	1,100	55,990
		1,024,821
Construction Materials - 0.2%
Martin Marietta Materials, Inc.	1,000	84,780
Containers & Packaging - 1.0%
Ball Corp.	1,000	40,500
Owens-Illinois, Inc. (a)	6,012	132,204
Packaging Corp. of America	6,200	143,840
Smurfit-Stone Container Corp. (a)	9,427	120,571
		437,115
Metals & Mining - 1.8%
Alcoa, Inc.	3,400	107,100
Freeport-McMoRan Copper & Gold, Inc. Class B	1,900	122,075
Newmont Mining Corp.	7,350	454,230
Oregon Steel Mills, Inc. (a)	2,200	90,574
		773,979
TOTAL MATERIALS		2,320,695
TELECOMMUNICATION SERVICES - 2.9%
Diversified Telecommunication Services - 1.2%
AT&T, Inc.	15,750	408,713
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Covad Communications Group, Inc. (a)	29,880	$ 35,258
Verizon Communications, Inc.	2,550	80,733
		524,704
Wireless Telecommunication Services - 1.7%
American Tower Corp. Class A (a)	11,600	358,904
Leap Wireless International, Inc. (a)	1,050	38,850
Sprint Nextel Corp.	14,676	335,934
		733,688
TOTAL TELECOMMUNICATION SERVICES		1,258,392
UTILITIES - 1.0%
Electric Utilities - 0.2%
PPL Corp.	3,000	90,390
Independent Power Producers & Energy Traders - 0.4%
AES Corp. (a)	4,000	68,160
Mirant Corp. (a)	1,800	50,400
TXU Corp.	550	27,852
		146,412
Multi-Utilities - 0.4%
CMS Energy Corp. (a)	6,300	91,161
PG&E Corp.	2,300	85,813
		176,974
TOTAL UTILITIES		413,776
TOTAL COMMON STOCKS (Cost $35,943,472)		43,016,225
Money Market Funds - 0.4%
	Shares	Value
Fidelity Cash Central Fund, 4.46% (b)	85,732	$ 85,732
Fidelity Securities Lending Cash Central Fund, 4.48% (b)(c)	75,525	75,525
TOTAL MONEY MARKET FUNDS (Cost $161,257)		161,257
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $36,104,729)		43,177,482
NET OTHER ASSETS - (0.4)%		(180,071)
NET ASSETS - 100%		$ 42,997,411
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $26,349 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Inverness Medical Innovations, Inc.	1/18/06	$ 2,705
Affiliated Central Funds
Information regarding fiscal year to date income received by the fund from the affiliated Central funds is as follows:
Fund	Income received
Fidelity Cash Central Fund	$ 2,304
Fidelity Securities Lending Cash Central Fund	1,155
Total	$ 3,459
Income Tax Information

At January 31, 2006, the aggregate cost of investment securities for income tax purposes was $36,259,104. Net unrealized appreciation aggregated $6,918,378, of which $7,428,276 related to appreciated investment securities and $509,898 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series VIII's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series VIII

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	March 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	March 27, 2006
By:	/s/Paul M. Murphy
Paul M. Murphy
Chief Financial Officer

Date:	March 27, 2006